UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2010


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2010




[LOGO OF USAA]
   USAA(R)

















PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EXTENDED MARKET INDEX FUND
SEPTEMBER 30, 2010













                                                                      (Form N-Q)

48416 -1110                                  (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT - At September 30, 2010, the Fund's investment in the Series was $309,265,000, at value, representing 94.54% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS - Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series as of September 30, 2010:

VALUATION INPUTS                                        INVESTMENT IN THE SERIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                       $-
Level 2 - Other Significant Observable Inputs                        309,265,000
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
TOTAL                                                               $309,265,000
--------------------------------------------------------------------------------

The Schedule of Investments of the Series follows.

================================================================================

USAA Extended Market Index Fund

================================================================================

SCHEDULE OF INVESTMENTS                      MASTER EXTENDED MARKET INDEX SERIES
  SEPTEMBER 30, 2010 (UNAUDITED)     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.2%
AAR Corp. (a)                                                         4,300        $     80,238
Aerosonic Corp. (a)                                                     200                 604
AeroVironment, Inc. (a)                                               2,900              64,525
Alliant Techsystems, Inc. (a)                                         4,562             343,975
American Defense Systems, Inc. (a)                                   13,400               2,144
Applied Energetics, Inc. (a)(b)                                      13,532              15,156
Applied Signal Technology, Inc.                                       3,100              77,128
Arotech Corp. (a)                                                     3,320               6,109
Astronics Corp. (a)                                                   1,304              22,755
Astrotech Corp. (a)                                                   2,934               3,580
Aviation General, Inc. (a)                                            1,200                   -
BE Aerospace, Inc. (a)                                               13,200             400,092
Ceradyne, Inc. (a)                                                    4,475             104,491
Cubic Corp.                                                           1,934              78,907
Curtiss-Wright Corp.                                                  5,321             161,226
Ducommun, Inc.                                                        1,600              34,848
Esterline Technologies Corp. (a)                                      4,181             239,279
Force Protection, Inc. (a)                                            8,800              44,352
GenCorp, Inc. (a)                                                    10,600              52,152
Hawk Corp., Class A (a)                                                 800              34,616
Heico Corp., Class A                                                  3,328             113,385
Herley Industries, Inc. (a)                                           1,408              23,232
Hexcel Corp. (a)                                                     11,788             209,709
ICx Technologies, Inc. (a)                                            4,000              30,200
Innovative Solutions & Support, Inc. (a)                              3,261              15,946
Kratos Defense & Security
  Solutions, Inc. (a)                                                 1,563              16,646
LMI Aerospace, Inc. (a)                                               2,600              41,392
Ladish Co., Inc. (a)                                                  2,972              92,518
Mantech International Corp., Class A (a)                              2,322              91,951
Moog, Inc., Class A (a)                                               5,055             179,503
Orbital Sciences Corp. (a)                                            7,300             111,690
RBC Bearings, Inc. (a)                                                2,727              92,663
Smith & Wesson Holding Corp. (a)                                     11,500              40,940
Spirit Aerosystems Holdings, Inc., Class A (a)                       12,585             250,819
Sturm Ruger & Co., Inc.                                               4,400              60,016
Taser International, Inc. (a)                                        10,930              42,408
Teledyne Technologies, Inc. (a)                                       4,800             191,136
TransDigm Group, Inc.                                                 5,100             316,455
Triumph Group, Inc.                                                   2,400             179,016
VSE Corp.                                                             1,165              41,090
                                                                                   ------------
                                                                                      3,906,892
-----------------------------------------------------------------------------------------------
ALTERNATIVE ENERGY - 0.2%
Akeena Solar, Inc. (a)(b)                                             2,600               1,565
Ascent Solar Technologies, Inc. (a)                                   1,500               4,740
BioFuel Energy Corp. (a)                                              4,600               9,200
DayStar Technologies, Inc. (a)                                          412                 738
Ener1, Inc. (a)(b)                                                    8,500              31,280
Energy Conversion Devices, Inc. (a)                                   5,758              28,905
Evergreen Solar, Inc. (a)(b)                                         16,600              12,184
FuelCell Energy, Inc. (a)(b)                                         11,800              14,514
GT Solar International, Inc. (a)                                      7,101              59,435
Green Plains Renewable Energy (a)                                     1,913              23,166
GreenHunter Energy, Inc. (a)                                            300                 231
Hoku Corp. (a)                                                        2,900               7,917
Ocean Power Technologies, Inc. (a)                                    2,700              13,905
Pacific Ethanol, Inc. (a)(b)                                         15,500              13,826
Plug Power, Inc. (a)                                                 19,907               7,605
Raser Technologies, Inc. (a)                                          4,700               1,110
STR Holdings, Inc. (a)                                                6,934             149,358
SunPower Corp., Class A (a)(b)                                        9,550             137,520
SunPower Corp., Class B (a)                                           3,173              43,978
Verenium Corp. (a)                                                    3,090              10,197
                                                                                   ------------
                                                                                        571,374
-----------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)                      8,046              72,575
Amerigon, Inc. (a)                                                    4,600              47,380
BorgWarner, Inc. (a)                                                 15,237             801,771
Cooper Tire & Rubber Co.                                              7,525             147,716
Dana Holding Corp. (a)                                               17,126             210,992
Dorman Products, Inc. (a)                                             1,519              46,815
Exide Technologies (a)                                                6,887              32,989
Federal-Mogul Corp., Class A (a)                                      3,120              58,999
Fuel Systems Solutions, Inc. (a)(b)                                   2,160              84,478
Gentex Corp.                                                         18,990             370,495
LKQ Corp. (a)                                                        18,585             386,568
Lear Corp. (a)                                                        6,261             494,181
LoJack Corp. (a)                                                      3,489              13,328
Modine Manufacturing Co. (a)                                          5,740              74,448
Quantum Fuel Systems Technologies Worldwide, Inc. (a)                31,112              15,556
Shiloh Industries, Inc. (a)                                             400               3,872
Standard Motor Products, Inc.                                         4,500              47,385
Stoneridge, Inc. (a)                                                  1,700              17,867
Strattec Security Corp. (a)                                             900              22,446
Superior Industries International, Inc.                               3,110              53,741
TRW Automotive Holdings Corp. (a)                                    11,701             486,293
Tenneco, Inc. (a)                                                     8,037             232,832
Titan International, Inc.                                             6,875              93,294
U.S. Auto Parts Network, Inc. (a)                                     3,832              31,422
United Capital Corp. (a)                                                600              14,598
WABCO Holdings, Inc. (a)                                              9,093             381,360
                                                                                   ------------
                                                                                      4,243,401
-----------------------------------------------------------------------------------------------
BANKS -- 4.9%
1st Source Corp.                                                      1,510              26,214
1st United BanCorp., Inc. (a)                                         2,518              16,191
Abington Bancorp, Inc.                                                2,400              25,296
Alliance Financial Corp.                                                500              15,115
Ameriana Bancorp                                                        200                 790
American National Bankshares, Inc.                                      600              13,164
Ameris Bancorp (a)                                                    2,527              23,627
Ames National Corp.                                                     700              13,958
Anchor Bancorp Wisconsin, Inc. (a)(b)                                 2,600               1,716
Arrow Financial Corp.                                                 1,440              36,119
Associated Banc-Corp.                                                23,359             308,105
Astoria Financial Corp.                                              12,250             166,967
Atlantic Coast Federal Corp.                                            434                 825
BCB Bancorp, Inc.                                                     1,000               9,070
BCSB Bancorp, Inc. (a)                                                  631               5,994
BOK Financial Corp.                                                   3,531             159,354
Bancfirst Corp.                                                       1,130              45,720
The Bancorp, Inc. (a)                                                 3,400              22,746
Bancorp of New Jersey, Inc.                                           1,300              13,884

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC       SEPTEMBER 30, 2010         1

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONTINUED)
Bancorp Rhode Island, Inc.                                              900        $     25,137
BancorpSouth, Inc.                                                    9,501             134,724
BancTrust Financial Group, Inc. (a)                                   3,818              11,683
Bank Mutual Corp.                                                     5,900              30,621
Bank of Granite Corp. (a)                                             2,778               1,958
Bank of Hawaii Corp. (c)                                              6,700             300,964
Bank of Marin Bancorp                                                   500              16,120
Bank of the Ozarks, Inc. (c)                                          2,500              92,725
BankAtlantic Bancorp, Inc. (a)                                        7,368               5,894
BankFinancial Corp.                                                   2,200              20,174
Banner Corp.                                                         13,814              29,838
Bar Harbor Bankshares                                                   500              13,850
Beneficial Mutual Bancorp, Inc. (a)                                   4,000              35,880
Berkshire Bancorp, Inc. (a)                                             300               1,200
Berkshire Hills Bancorp, Inc.                                         1,969              37,332
BofI Holding, Inc. (a)                                                2,300              27,301
Boston Private Financial Holdings, Inc.                              11,400              74,556
Bridge Bancorp, Inc.                                                  1,100              27,489
Brookline Bancorp, Inc.                                              10,299             102,784
Bryn Mawr Bank Corp.                                                  1,017              17,513
CFS Bancorp, Inc.                                                     2,640              12,144
CVB Financial Corp. (b)                                              15,275             114,715
California First National Bancorp                                       600               7,602
Camco Financial Corp. (a)                                               894               1,761
Camden National Corp.                                                   800              27,720
Cape Bancorp, Inc. (a)                                                1,947              14,797
Capital Bank Corp.                                                    3,637               6,183
Capital City Bank Group, Inc.                                         1,745              21,184
CapitalSource, Inc.                                                  37,789             201,793
Capitol Bancorp Ltd.                                                  1,820               2,057
Capitol Federal Financial                                             2,767              68,345
Cardinal Financial Corp.                                              4,200              40,362
Carrollton Bancorp                                                      210               1,071
Cascade Bancorp (a)                                                   2,975               1,595
Cascade Financial Corp. (a)                                           2,391                 909
Cathay General Bancorp                                               10,522             125,107
Center Bancorp, Inc.                                                  3,015              23,035
Center Financial Corp. (a)                                            4,612              23,475
Centerstate Banks, Inc.                                               2,705              23,209
Central Pacific Financial Corp. (a)(b)                                4,555               6,514
Century Bancorp, Inc., Class A                                          900              21,501
Chemical Financial Corp.                                              3,201              66,069
Chicopee Bancorp, Inc. (a)                                              600               6,774
Citizens & Northern Corp.                                             1,629              21,177
Citizens Banking Corp. (a)                                           69,785              62,883
Citizens South Banking Corp.                                          2,496              11,232
City Holding Co.                                                      2,900              88,943
City National Corp.                                                   6,387             338,958
Clifton Savings Bancorp, Inc.                                           980               8,428
CoBiz Financial, Inc.                                                 4,417              24,559
Colony Bankcorp, Inc. (a)                                               750               3,375
Columbia Banking System, Inc.                                         4,630              90,979
Comm Bancorp, Inc.                                                      230               9,041
Commerce Bancshares, Inc.                                             9,672             363,570
Community Bank System, Inc.                                           5,500             126,555
Community Trust Bancorp, Inc.                                         1,580              42,802
Cullen/Frost Bankers, Inc.                                            7,540             406,180
Danvers Bancorp, Inc.                                                 3,700              56,721
Dime Community Bancshares, Inc.                                       3,900              54,015
Doral Financial Corp. (a)                                               677               1,124
ESB Financial Corp.                                                     629               8,756
ESSA Bancorp, Inc.                                                    2,400              28,416
Eagle Bancorp, Inc. (a)                                               1,991              22,857
East-West Bancorp, Inc.                                              21,145             344,241
Eastern Virginia Bankshares, Inc.                                       300               1,098
Encore Bancshares, Inc. (a)                                           1,700              12,223
Enterprise Financial Services Corp.                                   2,700              25,110
F.N.B. Corp.                                                         13,822             118,316
FNB United Corp. (a)                                                  2,022               1,415
Farmers Capital Bank Corp.                                            1,981               9,806
Financial Institutions, Inc.                                          2,199              38,834
First Bancorp, Inc.                                                   1,187              16,416
First Bancorp, North Carolina                                         1,800              24,516
First BanCorp, Puerto Rico (a)                                       16,800               4,704
First Busey Corp.                                                     7,921              36,041
First Chester County Corp.                                              800               3,992
First Citizens Banc Corp                                              1,258               5,082
First Citizens BancShares, Inc., Class A                                683             126,539
First Commonwealth Financial Corp.                                    9,100              49,595
First Community Bancshares, Inc.                                      1,828              23,581
First Defiance Financial Corp.                                        1,300              13,104
First Federal Bancshares of Arkansas, Inc.                            1,515               2,878
First Financial Bancorp                                               8,810             146,951
First Financial Bankshares, Inc.                                      2,449             115,079
First Financial Corp.                                                 1,455              42,922
First Financial Holdings, Inc.                                        1,400              15,596
First Financial Northwest, Inc.                                       3,100              12,090
First Financial Service Corp.                                           358               1,776
First M&F Corp.                                                       1,106               3,816
First Merchants Corp.                                                 3,244              24,752
First Midwest Bancorp, Inc.                                          10,375             119,624
First Niagara Financial Group, Inc.                                  27,592             321,447
The First of Long Island Corp.                                          694              17,336
First Place Financial Corp.                                           2,994              11,317
First Security Group, Inc.                                            1,076               1,205
First South Bancorp, Inc.                                             1,000               9,920
First United Corp.                                                      700               3,192
FirstMerit Corp.                                                     13,384             245,195
Flagstar BanCorp., Inc. (a)                                           4,279               7,788
Flushing Financial Corp.                                              2,950              34,102
Fox Chase BanCorp., Inc. (a)                                          1,710              16,177
Fulton Financial Corp.                                               25,411             230,224
German American Bancorp, Inc.                                         1,061              18,207
Glacier Bancorp, Inc.                                                 9,856             143,898
Great Southern Bancorp, Inc.                                          1,100              23,947
Greene County Bancshares, Inc. (a)                                    2,027              13,763
Guaranty Bancorp (a)                                                 11,118              17,678
HMN Financial, Inc. (a)                                               1,094               3,457
Hampton Roads Bankshares, Inc. (a)                                    4,404               4,212
Hancock Holding Co.                                                   6,598             198,402
Hanmi Financial Corp. (a)                                            14,356              18,376
Hawthorn Bancshares, Inc.                                               715               7,204
Heartland Financial USA, Inc.                                         1,700              26,163
Heritage Commerce Corp. (a)                                           2,744               9,522
Heritage Financial Corp. (a)                                            960              13,440
Home Bancorp, Inc. (a)                                                1,000              13,380
Home Bancshares, Inc.                                                 3,075              62,484
Home Federal Bancorp, Inc.                                            1,800              21,906

--------------------------------------------------------------------------------
2             QUANTITATIVE MASTER SERIES LLC           SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONTINUED)
Hudson Valley Holding Corp.                                           1,549        $     30,236
IBERIABANK Corp.                                                      3,200             159,936
Independent Bank Corp./MA                                             2,313              52,089
Independent Bank Corp./MI                                               649                 902
Indiana Community Bancorp                                             1,100              13,805
Integra Bank Corp. (a)(b)                                             5,814               4,250
International Bancshares Corp.                                        6,947             117,335
Intervest Bancshares Corp. (a)                                        2,439               5,122
Investors Bancorp, Inc. (a)                                           5,678              67,228
Jefferson Bancshares, Inc.                                            2,346               8,094
Kearny Financial Corp.                                                2,300              20,309
Lakeland Bancorp, Inc.                                                2,600              21,918
Lakeland Financial Corp.                                              3,200              59,712
Legacy Bancorp, Inc./MA                                               1,700              13,515
Louisiana Bancorp, Inc. (a)                                             600               8,418
MB Financial, Inc.                                                    8,067             130,847
Macatawa Bank Corp. (a)                                               8,304              12,207
MainSource Financial Group, Inc.                                      2,301              17,580
Malvern Federal Bancorp, Inc.                                         1,200               8,280
Mercantile Bank Corp.                                                 3,570              16,172
Merchants Bancshares, Inc.                                              550              13,717
Metro Bancorp, Inc. (a)                                               1,518              15,772
Mid Penn Bancorp, Inc.                                                  115                 789
MidwestOne Financial Group, Inc.                                        900              13,194
MutualFirst Financial, Inc.                                             300               2,307
NASB Financial, Inc.                                                    400               6,620
NBT Bancorp, Inc.                                                     4,354              96,093
Nara Bancorp, Inc. (a)                                                6,000              42,360
National Bankshares, Inc.                                               572              14,758
National Penn Bancshares, Inc.                                       20,227             126,419
New York Community Bancorp, Inc. (b)                                 56,041             910,666
NewAlliance Bancshares, Inc.                                         13,500             170,370
Newbridge Bancorp (a)                                                 4,304              15,451
North Valley Bancorp (a)                                              3,289               5,262
Northern States Financial Corp. (a)                                     300                 462
Northfield Bancorp, Inc.                                              2,200              23,804
Northwest Bancshares, Inc.                                            7,900              88,401
Norwood Financial Corp.                                                 157               4,429
OceanFirst Financial Corp.                                            4,400              53,988
Ohio Valley Banc Corp.                                                  875              16,844
Old National Bancorp                                                 12,721             133,570
Old Second Bancorp, Inc.                                              4,286               6,000
Oriental Financial Group                                              4,396              58,467
Oritani Financial Corp.                                               2,100              20,958
Orrstown Financial Service, Inc.                                      1,156              26,773
PAB Bankshares, Inc. (a)                                              1,688               1,350
PVF Capital Corp. (a)                                                 5,166               9,764
Pacific Capital Bancorp (a)                                          12,210              10,012
Pacific Continental Corp.                                             1,953              17,675
PacWest Bancorp                                                       4,561              86,933
Park National Corp. (b)                                               1,497              95,868
Parkvale Financial Corp.                                                500               3,120
Peapack-Gladstone Financial Corp.                                       906              10,673
Penns Woods Bancorp, Inc.                                               955              31,563
Peoples Bancorp of North Carolina, Inc.                                 363               1,757
Peoples Bancorp, Inc.                                                 1,095              13,545
Peoples Financial Corp.                                               1,000              13,900
Pinnacle Financial Partners, Inc. (a)                                 5,842              53,688
Popular, Inc. (a)                                                   135,080             391,732
Porter Bancorp, Inc.                                                  1,035              10,391
Preferred Bank (a)                                                    4,683               7,727
Premierwest Bancorp (a)                                                 840                 370
PrivateBancorp, Inc.                                                 13,011             148,195
Prosperity Bancshares, Inc.                                           8,151             264,663
Provident Financial Holdings, Inc.                                    1,483               8,676
Provident Financial Services, Inc.                                    9,789             120,992
Provident New York Bancorp                                            4,803              40,297
Prudential Bancorp, Inc. of Pennsylvania                              1,400              10,458
Pulaski Financial Corp.                                               1,000               6,900
Renasant Corp.                                                        2,475              37,645
Republic Bancorp, Inc., Class A                                       1,448              30,596
Republic First Bancorp, Inc. (a)                                      6,169              12,523
Riverview Bancorp, Inc. (a)                                           1,650               3,316
Rockville Financial, Inc.                                             1,300              14,937
Rodman & Renshaw Capital Group, Inc. (a)                              5,100              10,965
Roma Financial Corp.                                                    900               9,477
Rome Bancorp, Inc.                                                    2,000              18,680
Royal Bancshares of Pennsylvania, Class A (a)                         1,265               2,201
S&T Bancorp, Inc. (b)                                                 3,329              57,991
SCBT Financial Corp.                                                  1,399              43,635
SVB Financial Group (a)                                               5,805             245,668
SY Bancorp, Inc.                                                      1,310              32,514
Sandy Spring Bancorp, Inc.                                            3,415              52,932
Savannah Bancorp, Inc.                                                  188               1,673
Seacoast Banking Corp. of Florida                                    13,205              16,110
Shore Bancshares, Inc.                                                  850               8,075
Sierra Bancorp                                                        1,388              17,142
Signature Bank (a)                                                    6,000             233,040
Simmons First National Corp., Class A                                 2,800              79,156
Smithtown Bancorp, Inc.                                               5,200              19,864
The South Financial Group, Inc. (a)                                  49,735              14,125
Southside Bancshares, Inc.                                            2,141              40,443
Southwest Bancorp, Inc.                                               4,200              54,474
Southwest Georgia Financial Corp.                                       132               1,155
State Bancorp, Inc.                                                   1,425              12,796
StellarOne Corp.                                                      3,118              39,661
Sterling Bancorp                                                      2,605              22,637
Sterling Bancshares, Inc.                                            14,925              80,147
Sterling Financial Corp. (a)                                         12,643               8,218
Suffolk Bancorp                                                       1,407              35,625
Summit Financial Group, Inc. (a)                                        785               3,022
Sun Bancorp, Inc. (a)                                                 3,817              19,467
Superior Bancorp (a)                                                  6,766               6,617
Susquehanna Bancshares, Inc.                                         15,590             131,580
Synovus Financial Corp. (b)                                          56,427             138,810
TCF Financial Corp.                                                  17,090             276,687
TF Financial Corp.                                                      100               1,000
TFS Financial Corp.                                                  11,433             105,069
Teche Holding Co.                                                       200               6,238
Texas Capital Bancshares, Inc. (a)                                    6,200             107,074
Tompkins Trustco, Inc.                                                  915              36,289
Tower Bancorp, Inc.                                                     899              18,223
Towne Bank (b)                                                        3,457              51,717
Trico Bancshares                                                      1,600              24,592
TrustCo Bank Corp. NY                                                 9,341              51,936
Trustmark Corp.                                                       8,200             178,268
UMB Financial Corp.                                                   4,164             147,864

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         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010         3

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONCLUDED)
Umpqua Holdings Corp.                                                14,007        $    158,839
Union First Market Bankshares Corp.                                   2,099              27,413
United Bancorp, Inc.                                                    336               2,806
United Bankshares, Inc. (b)                                           6,700             166,763
United Community Banks, Inc. (a)                                     15,380              34,451
United Community Financial Corp. (a)                                  3,252               4,325
United Financial Bancorp, Inc.                                        1,100              14,861
United Security Bancshares (a)                                        1,130               5,141
United Western Bancorp, Inc.                                          2,860               1,173
Univest Corp. of Pennsylvania                                         1,928              33,663
Valley National Bancorp                                              21,023             271,197
ViewPoint Financial Group                                             2,940              27,195
Virginia Commerce Bancorp (a)                                         4,570              22,210
WSFS Financial Corp.                                                  1,800              67,518
WVS Financial Corp.                                                     200               2,156
Washington Banking Co.                                                4,000              55,440
Washington Federal, Inc.                                             15,721             239,902
Washington Trust Bancorp, Inc.                                        1,708              32,657
Waterstone Financial, Inc. (a)                                          600               2,394
Wayne Savings Bancshares, Inc.                                          151               1,155
Webster Financial Corp.                                               8,973             157,566
WesBanco, Inc.                                                        3,306              54,020
West Bancorp., Inc. (a)                                               1,691              10,653
West Coast Bancorp (a)                                               10,384              23,676
Westamerica Bancorp.                                                  4,200             228,858
Western Alliance Bancorp (a)                                          8,095              54,236
Westfield Financial, Inc.                                             4,000              31,200
Whitney Holding Corp.                                                14,125             115,401
Wilmington Trust Corp.                                               10,584              95,044
Wilshire Bancorp, Inc.                                                4,000              26,160
Wintrust Financial Corp.                                              5,556             180,070
Yardkin Valley Financial Corp. (a)                                    4,319              11,316
                                                                                   ------------
                                                                                     16,052,141
-----------------------------------------------------------------------------------------------
BEVERAGES - 0.2%
Boston Beer Co., Inc., Class A (a)                                    1,300              86,931
Central European Distribution Corp. (a)                              10,419             232,552
Coca-Cola Bottling Co. Consolidated                                     400              21,172
Hansen Natural Corp. (a)                                              8,987             418,974
Jamba, Inc. (a)                                                       6,000              13,140
Jones Soda Co. (a)                                                    4,200               5,964
National Beverage Corp.                                               2,160              30,240
Reddy Ice Holdings, Inc. (a)                                          5,200              11,856
Willamette Valley Vineyards, Inc. (a)                                   971               3,360
                                                                                   ------------
                                                                                        824,189
-----------------------------------------------------------------------------------------------
CHEMICALS -- 2.6%
Aceto Corp.                                                           7,425              50,416
Albemarle Corp.                                                      12,400             580,444
American Vanguard Corp.                                               2,044              12,632
Arch Chemicals, Inc.                                                  2,848              99,936
Ashland, Inc.                                                         8,940             436,004
Balchem Corp.                                                         3,248             100,233
Cabot Corp.                                                           7,300             237,761
Calgon Carbon Corp. (a)                                               8,000             116,000
Cambrex Corp. (a)                                                     3,100              13,175
Celanese Corp., Series A                                             20,053             643,701
Cytec Industries, Inc.                                                7,382             416,197
Ferro Corp. (a)                                                      10,950             141,145
Georgia Gulf Corp. (a)                                                4,262              69,641
H.B. Fuller Co.                                                       5,300             105,311
Hawkins, Inc.                                                         2,400              85,008
Huntsman Corp.                                                       23,908             276,376
Innophos Holdings, Inc.                                               3,200             105,920
KMG Chemicals, Inc.                                                   1,950              27,476
Koppers Holdings, Inc.                                                2,876              77,278
Kraton Performance Polymers, Inc. (a)                                 4,041             109,713
Kronos Worldwide, Inc. (a)                                              482              19,203
LSB Industries, Inc. (a)                                              3,500              64,995
Lubrizol Corp.                                                        8,915             944,723
Metabolix, Inc. (a)                                                   2,839              35,715
Minerals Technologies, Inc.                                           2,900             170,868
The Mosaic Co.                                                       19,200           1,128,192
NL Industries, Inc.                                                     900               8,172
Nanophase Technologies Corp. (a)                                      3,000               3,060
NewMarket Corp.                                                       1,314             149,376
OM Group, Inc. (a)                                                    4,200             126,504
Olin Corp.                                                            8,792             177,247
Omnova Solutions, Inc. (a)                                            4,675              33,613
Penford Corp. (a)                                                     2,100               9,681
PolyOne Corp. (a)                                                     9,998             120,876
Polypore International, Inc. (a)                                      3,868             116,659
Quaker Chemical Corp.                                                 2,100              68,376
RPM International, Inc.                                              17,900             356,568
Rentech, Inc. (a)                                                    30,300              29,876
Rockwood Holdings, Inc. (a)                                           7,034             221,360
Schulman A, Inc.                                                      5,018             101,113
Senomyx, Inc. (a)                                                     3,400              13,532
Sensient Technologies Corp.                                           5,554             169,341
Solutia, Inc. (a)                                                    15,097             241,854
Spartech Corp. (a)                                                    3,400              27,914
Stepan Co.                                                            1,300              76,843
TOR Minerals International, Inc. (a)                                    429               2,583
Tredegar Corp.                                                        2,500              47,450
Valhi, Inc.                                                           1,338              27,161
W.R. Grace & Co. (a)                                                  7,427             207,510
Westlake Chemical Corp.                                               2,100              62,853
Zagg, Inc. (a)                                                        2,018               9,666
Zep, Inc.                                                             2,279              39,746
Zoltek Cos., Inc. (a)                                                 5,700              55,404
                                                                                   ------------
                                                                                     8 ,572,401
-----------------------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS - 2.1%
A.O. Smith Corp.                                                      3,500             202,615
Aaon, Inc.                                                            1,550              36,456
Acuity Brands, Inc.                                                   5,349             236,640
Aecom Technology Corp. (a)                                           12,741             309,097
American Biltrite, Inc. (a)                                             200                 680
American DG Energy, Inc. (a)(b)                                       2,000               5,960
American Woodmark Corp.                                               1,000              17,730
Ameron International Corp.                                            1,701             115,600
Apogee Enterprises, Inc.                                              5,200              47,580
Argan, Inc. (a)                                                         900               8,415
Armstrong World Industries, Inc. (a)                                  2,098              87,088
Baran Group Ltd. (a)                                                    102                 510
BlueLinx Holdings, Inc. (a)                                           2,000               7,980
Builders FirstSource, Inc. (a)                                        5,290              12,061
EMCOR Group, Inc. (a)                                                 9,300             228,687

--------------------------------------------------------------------------------
4         QUANTITATIVE MASTER SERIES LLC              SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
ONSTRUCTION & MATERIALS (CONCLUDED)
Eagle Materials, Inc.                                                 5,219        $    123,690
Generac Holdings, Inc. (a)                                            3,400              46,376
Gibraltar Industries, Inc. (a)                                        3,400              30,532
Granite Construction, Inc.                                            4,650             105,741
Great Lakes Dredge & Dock Corp.                                       6,000              34,860
Griffon Corp. (a)                                                     5,628              68,605
Headwaters, Inc. (a)                                                  7,500              27,000
Hill International, Inc. (a)                                          3,400              15,232
Insituform Technologies, Inc., Class A (a)                            4,815             116,427
Insteel Industries, Inc.                                              1,900              17,062
Integrated Electrical Services, Inc. (a)                              1,500               5,655
KBR, Inc.                                                            20,612             507,880
L.B. Foster Co., Class A (a)                                          1,623              46,970
Layne Christensen Co. (a)                                             2,786              72,130
Lennox International, Inc.                                            7,300             304,337
Louisiana-Pacific Corp. (a)                                          17,041             129,000
MDU Resources Group, Inc.                                            22,795             454,760
MYR Group, Inc. (a)                                                   3,600              59,004
Martin Marietta Materials, Inc. (b)                                   6,000             461,820
Mastec, Inc. (a)                                                      5,685              58,669
McDermott International, Inc. (a)                                    29,681             438,685
Mueller Water Products, Inc., Series A                               17,622              53,218
NCI Building Systems, Inc. (a)                                        2,076              19,784
Northwest Pipe Co. (a)                                                1,661              29,068
Omega Flex, Inc.                                                        500               7,140
Orion Marine Group, Inc. (a)                                          4,600              57,086
Owens Corning, Inc. (a)                                              14,329             367,252
PGT, Inc. (a)                                                         3,299               7,522
Pike Electric Corp. (a)                                               2,700              19,656
Quanex Building Products Corp.                                        6,250             107,938
Shaw Group, Inc. (a)                                                 11,300             379,228
Simpson Manufacturing Co., Inc.                                       4,686             120,805
Sterling Construction Co., Inc. (a)                                   2,600              32,188
TRC Cos., Inc. (a)                                                    1,273               3,233
Texas Industries, Inc.                                                3,400             107,168
Trex Co., Inc. (a)(b)                                                 1,800              34,326
Tutor Perini Corp. (a)                                                3,200              64,288
USG Corp. (a)(b)                                                      8,098             106,813
Universal Forest Products, Inc.                                       3,200              93,600
Valmont Industries, Inc.                                              3,100             224,440
Valspar Corp.                                                        11,631             370,447
Watsco, Inc.                                                          3,798             211,473
Watts Water Technologies, Inc., Class A                               3,200             108,960
                                                                                   ------------
                                                                                      6,967,167
-----------------------------------------------------------------------------------------------
ELECTRICITY - 2.0%
Allete, Inc.                                                          3,244             118,179
Alliant Energy Corp.                                                 15,000             545,250
Black Hills Corp.                                                     4,455             138,996
CH Energy Group, Inc.                                                 1,700              75,072
Calpine Corp. (a)                                                    48,100             598,845
Central Vermont Public Service Corp.                                  1,600              32,272
Cleco Corp.                                                           6,700             198,454
Covanta Holding Corp.                                                18,580             292,635
DPL, Inc.                                                            15,635             408,542
Dynegy, Inc. (a)                                                     10,980              53,473
El Paso Electric Co. (a)                                              5,500             130,790
The Empire District Electric Co.                                      5,800             116,870
Great Plains Energy, Inc.                                            18,812             355,547
Hawaiian Electric Industries, Inc.                                   12,120             273,185
IDACORP, Inc.                                                         6,800             244,256
ITC Holdings Corp.                                                    6,800             423,300
MGE Energy, Inc.                                                      2,716             107,526
Mirant Corp. (a)                                                     18,700             186,252
NSTAR                                                                14,100             554,835
NV Energy, Inc.                                                      32,400             426,060
NorthWestern Corp.                                                    4,200             119,700
Ormat Technologies, Inc.                                              2,000              58,340
Portland General Electric Co.                                        11,200             227,136
RRI Energy, Inc. (a)                                                 46,600             165,430
UIL Holdings Corp.                                                    3,179              89,521
US Geothermal, Inc. (a)(b)                                           17,000              13,787
Unisource Energy Corp.                                                5,100             170,493
Unitil Corp.                                                            900              19,755
Westar Energy, Inc.                                                  15,125             366,479
                                                                                   ------------
                                                                                      6,510,980
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT -- 3.6%
A123 Systems, Inc. (a)(b)                                             8,886              79,707
AVX Corp.                                                             6,863              94,847
AZZ, Inc.                                                             2,300              98,532
Active Power, Inc. (a)                                               13,477              17,924
ActivIdentity Corp. (a)                                               7,949              17,329
Adept Technology, Inc. (a)                                            1,342               7,837
Advanced Battery Technologies, Inc. (a)                              10,600              38,054
Allied Motion Technologies, Inc. (a)                                    458               1,965
Altair Nanotechnologies, Inc. (a)(b)                                  8,900               5,518
American Science & Engineering, Inc.                                  1,500             110,475
American Superconductor Corp. (a)(b)                                  5,900             183,490
Ametek, Inc.                                                         13,588             649,099
Anaren, Inc. (a)                                                      1,700              28,543
Anixter International, Inc. (a)                                       4,500             242,955
Arrow Electronics, Inc. (a)                                          15,243             407,445
Avnet, Inc. (a)                                                      19,254             520,051
Badger Meter, Inc.                                                    2,400              97,152
Baldor Electric Co.                                                   5,769             233,068
Beacon Power Corp. (a)                                               11,511               3,338
Bel Fuse, Inc.                                                        1,188              24,734
Belden, Inc.                                                          5,523             145,697
Benchmark Electronics, Inc. (a)                                       7,525             123,410
Brady Corp.                                                           5,687             165,890
C&D Technologies, Inc. (a)(b)                                         2,800                 830
CTS Corp.                                                             6,800              65,416
Capstone Turbine Corp. (a)(b)                                        37,000              28,568
Checkpoint Systems, Inc. (a)                                          4,696              95,564
Cogent, Inc. (a)                                                      7,100              75,544
Cognex Corp.                                                          4,085             109,560
Coherent, Inc. (a)                                                    3,800             152,038
Coleman Cable, Inc. (a)                                               2,892              17,323
CommScope, Inc. (a)                                                  12,001             284,904
Comverge, Inc. (a)                                                    4,500              35,370
Cyberoptics Corp. (a)                                                 1,100               9,999
DDi Corp.                                                             3,627              33,513
Daktronics, Inc.                                                      4,200              41,244
Digital Angel Corp. (a)                                                 588                 283

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010         5

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT (CONTINUED)
Dionex Corp. (a)                                                      2,186        $    188,958
ESCO Technologies, Inc.                                               3,223             107,197
Echelon Corp. (a)                                                     3,800              32,490
Electro Rent Corp.                                                    1,531              20,332
Electro Scientific Industries, Inc. (a)                               3,400              37,774
eMagin Corp. (a)                                                      2,301               7,340
Encore Wire Corp.                                                     2,527              51,829
EnerNOC, Inc. (a)(b)                                                  3,514             110,375
EnerSys (a)                                                           6,400             159,808
FEI Co. (a)                                                           6,000             117,420
Faro Technologies, Inc. (a)                                           2,200              47,982
General Cable Corp.                                                   7,000             189,840
GrafTech International Ltd. (a)                                      15,277             238,780
Greatbatch, Inc. (a)                                                  2,800              64,932
Houston Wire & Cable Co.                                              2,400              24,072
Hubbell, Inc., Class B                                                6,871             348,703
II-VI, Inc. (a)                                                       3,125             116,656
IPG Photonics Corp. (a)                                               3,000              72,420
Intevac, Inc. (a)                                                     3,600              36,036
IntriCon Corp. (a)                                                      747               3,108
Itron, Inc. (a)                                                       5,300             324,519
Keithley Instruments, Inc.                                            1,895              40,761
L-1 Identity Solutions, Inc. (a)                                      9,611             112,737
LSI Industries, Inc.                                                  2,950              18,939
LaBarge, Inc. (a)                                                     1,100              13,739
Landauer, Inc.                                                        1,000              62,630
LeCroy Corp. (a)                                                      2,456              19,402
Lightpath Technologies, Inc., Class A (a)                             1,548               4,427
Lime Energy Co. (a)                                                   1,658               5,952
Littelfuse, Inc. (a)                                                  2,929             127,997
MTS Systems Corp.                                                     1,900              58,900
Mace Security International, Inc. (a)                                   450                 189
Magnetek, Inc. (a)                                                    3,162               4,174
Maxwell Technologies, Inc. (a)                                        2,900              42,369
Measurement Specialties, Inc. (a)                                     1,809              33,430
Methode Electronics, Inc.                                             4,300              39,044
Mettler Toledo International, Inc. (a)                                4,404             548,034
Microvision, Inc. (a)(b)                                              9,392              20,568
Multi-Fineline Electronix, Inc. (a)                                   2,100              46,179
Napco Security Technologies, Inc. (a)                                 3,700               7,215
National Instruments Corp.                                            7,578             247,498
Newport Corp. (a)                                                     4,700              53,298
NU Horizons Electronics Corp. (a)                                     2,900              20,155
NVE Corp. (a)                                                           918              39,502
OSI Systems, Inc. (a)                                                 2,800             101,696
Orion Energy Systems, Inc. (a)                                        2,600               8,242
Parametric Sound Corp. (a)                                            2,484                 248
Park Electrochemical Corp.                                            2,050              53,997
Planar Systems, Inc. (a)                                              3,093               7,052
Plexus Corp. (a)                                                      5,800             170,230
Powell Industries, Inc. (a)                                           1,800              56,016
Power-One, Inc. (a)                                                  12,811             116,452
Powerwave Technologies, Inc. (a)                                     14,400              26,208
Regal-Beloit Corp.                                                    4,931             289,400
Research Frontiers, Inc. (a)                                          3,696              14,636
Richardson Electronics Ltd.                                           3,800              39,900
Rofin-Sinar Technologies, Inc. (a)                                    5,000             126,900
Rogers Corp. (a)                                                      2,286              71,963
Rubicon Technology, Inc. (a)(b)                                       3,906              88,627
Sanmina-SCI Corp. (a)                                                11,233             135,695
SatCon Technology Corp. (a)                                          15,400              57,904
Servotronics, Inc.                                                      400               4,000
Sigmatron International, Inc. (a)                                     1,200               7,020
Spectrum Control, Inc. (a)                                            1,324              19,489
Synthesis Energy Systems, Inc. (a)                                    7,068               6,361
TTM Technologies, Inc. (a)                                            6,900              67,551
Technitrol, Inc.                                                      4,500              19,845
Technology Research Corp.                                             2,013               8,052
Thomas & Betts Corp. (a)                                              6,501             266,671
Tollgrade Communications, Inc. (a)                                      800               5,864
Trimble Navigation Ltd. (a)                                          16,612             582,085
UQM Technologies Inc (a)                                              2,957               7,570
Ultralife Batteries, Inc. (a)                                         2,200               9,636
Universal Display Corp. (a)                                           3,928              92,308
Valence Technology, Inc. (a)                                         10,100              11,615
Veeco Instruments, Inc. (a)(b)                                        6,613             230,595
Viasystems Group, Inc. (a)                                              615               9,348
Vicor Corp.                                                           3,800              55,518
Vishay Intertechnology, Inc. (a)                                     20,929             202,593
Vishay Precision Group, Inc. (a)                                      1,451              22,650
WESCO International, Inc. (a)                                         6,100             239,669
X-Rite, Inc. (a)                                                      4,942              18,730
Zebra Technologies Corp., Class A (a)                                 7,239             243,520
Zygo Corp. (a)                                                        1,700              16,660
                                                                                   ------------
                                                                                     11,627,442
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 3.1%
Advance America, Cash Advance Centers, Inc.                           5,500              22,165
Affiliated Managers Group, Inc. (a)                                   6,498             506,909
American Physicians Service Group, Inc.                                 800              25,880
AmeriCredit Corp. (a)                                                 8,381             204,999
Ampal-American Israel Corp., Class A (a)                              5,598               8,677
Artio Global Investors, Inc.                                          5,017              76,760
Asset Acceptance Capital Corp. (a)                                    2,100              11,277
Asta Funding, Inc.                                                    1,600              12,208
BGC Partners, Inc.                                                    4,100              24,477
BlackRock, Inc. (d)                                                   5,868             999,027
CIT Group, Inc. (a)                                                  24,400             996,008
Calamos Asset Management, Inc., Class A                               2,200              25,300
Cash America International, Inc.                                      4,000             140,000
Cohen & Co., Inc.                                                     2,929              13,005
Cohen & Steers, Inc.                                                  2,110              45,787
CompuCredit Hldgs Corp. (b)                                           5,400              26,028
Cowen Group, Inc., Class A (a)                                        4,002              13,167
Credit Acceptance Corp. (a)                                             670              40,575
Deerfield Capital Corp. (a)                                             890               6,079
Diamond Hill Investments Group                                          300              21,900
Dollar Financial Corp. (a)                                            2,600              54,262
Duff & Phelps Corp.                                                   2,432              32,759
Eaton Vance Corp.                                                    15,326             445,067
Encore Capital Group, Inc. (a)                                        2,700              48,654
Epoch Holding Corp.                                                   2,300              29,624
Evercore Partners, Inc., Class A                                      1,936              55,389

--------------------------------------------------------------------------------
6         QUANTITATIVE MASTER SERIES LLC              SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
Ezcorp, Inc. (a)                                                      7,000       $     140,280
FBR Capital Markets Corp. (a)                                         5,647              17,732
Federal Agricultural Mortgage Corp., Class B                          2,627              28,424
Fidelity National Title Group, Inc., Class A                         31,064             488,015
First Cash Financial Services, Inc. (a)                               4,300             119,325
The First Marblehead Corp. (a)                                        6,200              14,508
GAMCO Investors, Inc., Class A                                          700              26,971
GFI Group, Inc.                                                       7,258              33,677
GLG Partners, Inc. (a)                                               23,188             104,346
Gleacher & Co, Inc. (a)                                               8,073              12,998
Green Dot Corp., Class A (a)                                          1,011              49,013
Greenhill & Co., Inc.                                                 3,673             291,342
Interactive Brokers Group, Inc., Class A (a)                          6,800             117,028
International Assets Holding Corp., Inc. (a)                          2,330              42,173
Intersections, Inc.                                                   1,876              17,447
Investment Technology Group, Inc. (a)                                 6,400              91,008
JMP Group, Inc.                                                       3,400              20,740
Jefferies Group, Inc. New Shares (b)                                 14,504             329,096
KBW, Inc.                                                             4,278             109,517
Knight Capital Group, Inc., Class A (a)                              13,700             169,743
Ladenburg Thalmann Financial Services, Inc. (a)                      11,909              12,147
MF Global Holdings Ltd. (a)                                          15,700             113,040
MGIC Investment Corp. (a)                                            24,788             228,793
MSCI, Inc. (a)                                                       14,743             489,615
MarketAxess Holdings, Inc.                                            3,304              56,102
Marlin Business Services, Inc. (a)                                    2,800              33,600
Medallion Financial Corp.                                             2,800              21,812
Merriman Holdings, Inc. (a)                                             301                 746
MicroFinancial, Inc.                                                  1,203               4,728
MoneyGram International, Inc. (a)                                     8,010              19,544
National Financial Partners Corp. (a)                                 4,639              58,776
Nelnet, Inc., Class A                                                 3,500              80,080
NewStar Financial, Inc. (a)                                           2,900              21,489
Ocwen Financial Corp. (a)                                            10,000             101,400
optionsXpress Holdings, Inc. (a)                                      5,400              82,944
The PMI Group, Inc. (a)                                              17,427              63,957
Penson Worldwide, Inc. (a)                                            2,700              13,419
Pico Holdings, Inc. (a)                                               2,416              72,142
Piper Jaffray Cos. (a)                                                3,267              95,168
Portfolio Recovery Associates, Inc. (a)                               2,579             166,732
Primus Guaranty Ltd. (a)                                              3,200              14,592
Pzena Investment Management, Inc., Class A                              870               5,977
Radian Group, Inc.                                                   16,360             127,935
Raymond James Financial, Inc.                                        12,625             319,791
Resource America, Inc., Class A                                       3,561              20,227
Rewards Network, Inc.                                                   966              13,862
SEI Investments Co.                                                  20,173             410,319
SWS Group, Inc.                                                       6,065              43,486
Safeguard Scientifics, Inc. (a)                                       2,233              27,980
Sanders Morris Harris Group, Inc.                                     3,800              21,508
Stewart Information Services Corp.                                    3,600              40,752
Stifel Financial Corp. (a)                                            4,711             218,072
Student Loan Corp.                                                    1,182              35,105
TD Ameritrade Holding Corp. (a)                                      31,530             509,210
TradeStation Group, Inc. (a)                                          8,000              52,640
Tree.com, Inc. (a)                                                    1,743              11,417
U.S. Global Investors, Inc.                                           1,600              10,112
Virtus Investment Partners, Inc. (a)                                    868              26,266
Waddell & Reed Financial, Inc., Class A                              10,940             299,318
Westwood Holdings Group, Inc.                                           700              23,681
World Acceptance Corp. (a)(b)                                         2,400             105,984
                                                                                   ------------
                                                                                     10,183,834
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS - 0.7%
8x8, Inc. (a)                                                         7,300              15,695
AboveNet, Inc. (a)                                                    2,900             151,061
Alaska Communications Systems Group, Inc.                             9,000              91,350
Arbinet Corp. (a)                                                     1,175               8,625
Cbeyond Communications, Inc. (a)                                      4,800              61,584
Cincinnati Bell, Inc. (a)                                            22,800              60,876
Consolidated Communications Holdings, Inc.                            4,584              85,583
General Communication, Inc., Class A (a)                              3,400              33,898
Global Crossing Ltd. (a)                                              2,752              35,391
HickoryTech Corp.                                                     4,600              39,238
IDT Corp., Class B (a)                                                5,024              89,377
Level 3 Communications, Inc. (a)(b)                                 211,747             198,470
NET2000 Communications, Inc. (a)                                        300                   -
PAETEC Holding Corp. (a)                                             18,000              73,980
Primus Telecommunications Escrow (a)                                 29,100                   -
SureWest Communications (a)                                             800               5,920
TW Telecom, Inc. (a)                                                 19,200             356,544
Virgin Media, Inc.                                                   39,655             912,858
Vonage Holdings Corp. (a)                                            11,578              29,524
Warwick Valley Telephone Co.                                          1,500              21,360
                                                                                   ------------
                                                                                      2,271,334
-----------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.5%
Arden Group, Inc., Class A                                              200              16,500
Casey's General Stores, Inc.                                          4,901             204,617
Core-Mark Holdings Co., Inc. (a)                                      1,200              37,152
Dairy Mart Convenience Stores, Inc. (a)                                 500                   -
drugstore.com, Inc. (a)                                               5,280              10,138
The Great Atlantic & Pacific Tea Co., Inc. (a)(b)                     4,820              19,087
Ingles Markets, Inc., Class A                                         3,300              54,813
Nash Finch Co.                                                        1,520              64,661
Omnicare, Inc.                                                       15,111             360,851
The Pantry, Inc. (a)                                                  4,500             108,495
PetMed Express, Inc. (b)                                              4,215              73,762
Rite Aid Corp. (a)(b)                                                69,100              65,161
Ruddick Corp.                                                         6,300             218,484
Spartan Stores, Inc.                                                  4,800              69,600
United Natural Foods, Inc. (a)                                        4,825             159,900
Village Super Market, Inc., Class A                                     100               2,794

--------------------------------------------------------------------------------
        QUANTITATIVE MASTER SERIES LLC       SEPTEMBER 30, 2010        7

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS (CONCLUDED)
Vitamin Shoppe, Inc. (a)                                              1,457       $      39,995
Weis Markets, Inc.                                                    1,200              46,956
Winn-Dixie Stores, Inc. (a)                                           6,450              45,989
                                                                                   ------------
                                                                                      1,598,955
-----------------------------------------------------------------------------------------------
FOOD PRODUCERS - 2.0%
Alico, Inc.                                                             400               9,296
The Andersons, Inc.                                                   3,000             113,700
B&G Foods, Inc., Class A                                              5,500              60,060
Bridgford Foods Corp.                                                   500               6,415
Bunge Ltd.                                                           18,489           1,093,809
Cagles, Inc., Class A (a)                                               336               2,238
Cal-Maine Foods, Inc.                                                 1,500              43,470
Calavo Growers, Inc.                                                  1,300              28,184
Chiquita Brands International, Inc. (a)                               4,902              64,903
Corn Products International, Inc.                                    10,300             386,250
Darling International, Inc. (a)                                       9,504              80,974
Del Monte Foods Co.                                                  25,300             331,683
Diamond Foods, Inc.                                                   2,800             114,772
Dole Food Co., Inc. (a)                                               4,300              39,345
Farmer Bros. Co.                                                        700              11,200
Flowers Foods, Inc.                                                  12,018             298,527
Fresh Del Monte Produce, Inc. (a)                                     4,700             101,990
Golden Enterprises, Inc.                                                941               3,096
Green Mountain Coffee Roasters, Inc. (a)                             15,600             486,564
Griffin Land & Nurseries, Inc.                                          600              15,864
HQ Sustainable Maritime Industries, Inc. (a)                          4,100              12,341
Hain Celestial Group, Inc. (a)                                        6,839             163,999
Harbinger Group, Inc. (a)                                               800               4,440
Herbalife Ltd.                                                        8,200             494,870
Imperial Sugar Co., New Shares                                        2,712              35,473
J&J Snack Foods Corp.                                                 1,900              79,667
John B. Sanfilippo & Son, Inc. (a)                                      700               9,240
Lancaster Colony Corp.                                                3,100             147,250
Lance, Inc.                                                           3,843              81,856
Lifeway Foods, Inc. (a)                                               1,500              15,780
MGP Ingredients, Inc.                                                 2,900              22,765
Mannatech, Inc. (a)                                                   3,100               6,355
Martek Biosciences Corp. (a)                                          5,500             124,465
Medifast, Inc. (a)                                                    1,611              43,706
NBTY, Inc. (a)                                                        7,170             394,207
Natures Sunshine Prods, Inc. (a)                                        900               8,046
Nu Skin Enterprises, Inc., Class A                                    6,400             184,320
Nutraceutical International Corp. (a)                                 1,400              21,966
NutriSystem, Inc. (b)                                                 4,700              90,428
Omega Protein Corp. (a)                                               2,802              16,083
Pilgrims Pride Corp. (a)                                              5,880              33,046
Ralcorp Holdings, Inc. (a)                                            6,920             404,682
Reliv International, Inc.                                             1,819               3,911
Rocky Mountain Chocolate Factory, Inc.                                1,495              14,173
Sanderson Farms, Inc.                                                 3,084             133,506
Schiff Nutrition International, Inc.                                  3,700              30,340
Seaboard Corp.                                                           40              70,840
Seneca Foods Corp. (a)                                                2,000              52,380
Smart Balance, Inc. (a)                                              11,700              45,396
Smithfield Foods, Inc. (a)                                           19,559             329,178
Tasty Baking Co.                                                        400               2,732
Tootsie Roll Industries, Inc.                                         2,281              56,751
TreeHouse Foods, Inc. (a)                                             4,124             190,116
USANA Health Sciences, Inc. (a)                                       1,100              44,396
                                                                                   ------------
                                                                                      6,661,044
-----------------------------------------------------------------------------------------------
FORESTRY & PAPER - 0.3%
Boise, Inc. (a)                                                       9,711              63,024
Buckeye Technologies, Inc.                                            4,300              63,253
Clearwater Paper Corp. (a)                                            1,575             119,826
Deltic Timber Corp.                                                   1,746              78,221
Domtar Corp.                                                          6,081             392,711
Kapstone Paper and Packaging Corp. (a)                                4,600              55,844
Neenah Paper, Inc.                                                    2,900              44,080
P.H. Glatfelter Co.                                                   4,900              59,584
Verso Paper Corp. (a)                                                 2,900               8,352
Wausau Paper Corp.                                                    5,400              44,766
                                                                                   ------------
                                                                                        929,661
-----------------------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES - 1.6%
AGL Resources, Inc. (c)                                               9,821             376,733
American States Water Co.                                             1,950              69,771
American Water Works Co, Inc.                                        21,491             500,095
Aqua America, Inc.                                                   17,317             353,267
Artesian Resources Corp., Class A                                       225               4,291
Atmos Energy Corp.                                                   11,571             338,452
Avista Corp.                                                          6,000             125,280
Cadiz, Inc. (a)                                                       3,000              30,780
California Water Service Group                                        3,200             118,240
Chesapeake Utilities Corp.                                            1,280              46,362
Connecticut Water Service, Inc.                                       1,000              23,950
Delta Natural Gas Co., Inc.                                             100               3,075
Gas Natural, Inc.                                                       300               3,336
The Laclede Group, Inc.                                               3,100             106,702
Middlesex Water Co.                                                   1,366              23,003
National Fuel Gas Co.                                                 8,854             458,726
New Jersey Resources Corp.                                            6,260             245,517
Northwest Natural Gas Co.                                             2,900             137,605
PNM Resources, Inc.                                                  11,000             125,290
Pennichuck Corp.                                                      1,777              40,604
Piedmont Natural Gas Co.                                             10,000             290,000
Questar Corp.                                                        22,600             396,178
RGC Resources, Inc.                                                     100               3,025
SJW Corp.                                                             1,400              34,482
South Jersey Industries, Inc.                                         4,600             227,562
Southwest Gas Corp.                                                   4,900             164,591
UGI Corp.                                                            14,860             425,145
Vectren Corp.                                                        10,377             268,453
WGL Holdings, Inc.                                                    7,100             268,238
                                                                                   ------------
                                                                                      5,208,753
-----------------------------------------------------------------------------------------------
GENERAL INDUSTRIALS - 1.2%
AEP Industries, Inc. (a)                                              1,300              30,706
Actuant Corp., Class A                                                7,965             182,876
AptarGroup, Inc.                                                      7,954             363,259
Carlisle Cos., Inc.                                                   7,563             226,512
Crown Holdings, Inc. (a)                                             21,500             616,190
Graham Packaging Co., Inc. (a)                                        2,700              31,914
Graphic Packaging Holding Co. (a)                                     9,032              30,167
Greif, Inc.                                                           4,453             262,014
Harsco Corp.                                                         10,327             253,838
Landec Corp. (a)                                                      3,800              23,598
Multi-Color Corp.                                                     1,300              20,020

--------------------------------------------------------------------------------
8           QUANTITATIVE MASTER SERIES LLC            SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
GENERAL INDUSTRIALS (CONCLUDED)
Myers Industries, Inc.                                                2,935        $     25,212
Otter Tail Corp.                                                      4,200              85,638
Packaging Corp. of America                                           12,722             294,769
Raven Industries, Inc.                                                1,900              71,991
Rock-Tenn Co., Class A                                                5,112             254,629
Silgan Holdings, Inc.                                                 7,400             234,580
Smurfit-Stone Container Corp. (a)                                     6,496             119,331
Sonoco Products Co.                                                  12,762             426,761
Temple-Inland, Inc.                                                  14,300             266,838
Trimas Corp. (a)                                                      3,600              53,460
                                                                                   ------------
                                                                                      3,874,303
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS - 5.4%
1-800-FLOWERS.COM, Inc., Class A (a)                                  4,470               8,448
99 Cents Only Stores (a)                                              4,692              88,585
A.C. Moore Arts & Crafts, Inc. (a)                                    3,100               7,006
Aaron's, Inc.                                                         8,062             148,744
Advance Auto Parts, Inc.  (c)                                        12,683             744,238
Aeropostale, Inc. (a)                                                13,115             304,924
Amerco, Inc. (a)                                                        800              63,584
America's Car Mart, Inc. (a)                                          1,650              41,547
American Eagle Outfitters, Inc.                                      22,089             330,451
American Public Education, Inc. (a)                                   3,976             130,651
Ancestry.com, Inc. (a)                                                2,320              52,803
AnnTaylor Stores Corp. (a)                                            7,333             148,420
Asbury Automotive Group, Inc. (a)                                     4,600              64,722
Autobytel, Inc. (a)                                                   8,000               6,958
BJ's Wholesale Club, Inc. (a)                                         7,477             310,296
Barnes & Noble, Inc. (b)                                              4,871              78,959
Beacon Roofing Supply, Inc. (a)                                       7,300             106,361
bebe Stores, Inc.                                                     3,998              28,826
Bidz.com, Inc. (a)                                                      700               1,155
Big 5 Sporting Goods Corp.                                            3,700              49,654
Blue Nile, Inc. (a)(b)                                                2,300             102,327
The Bon-Ton Stores, Inc. (a)                                          3,400              34,578
Books-A-Million, Inc.                                                 1,200               7,200
Borders Group, Inc. (a)                                               6,200               7,378
Bridgepoint Education, Inc. (a)                                       3,935              60,835
Brown Shoe Co., Inc.                                                  4,700              53,909
The Buckle, Inc. (b)                                                  3,725              98,862
Build-A-Bear Workshop, Inc. (a)                                       1,500               9,075
CPI Corp.                                                             1,200              31,056
Cabela's, Inc., Class A (a)                                           6,400             121,472
Cache, Inc. (a)                                                       2,300              11,730
Cambium Learning Group, Inc. (a)                                      2,800               8,960
Capella Education Co. (a)                                             2,409             186,987
Career Education Corp. (a)                                            8,668             186,102
Casual Male Retail Group, Inc. (a)                                    3,522              14,370
The Cato Corp., Class A                                               4,150             111,054
Charming Shoppes, Inc. (a)                                           13,855              48,770
Chemed Corp.                                                          2,500             142,425
Chico's FAS, Inc.                                                    21,200             223,024
The Children's Place Retail Stores, Inc. (a)                          2,844             138,702
Christopher & Banks Corp.                                             3,410              26,973
Citi Trends, Inc. (a)                                                 2,371              57,402
Clean Energy Fuels Corp. (a)(b)                                       5,900              83,839
Coldwater Creek, Inc. (a)                                             7,470              39,367
Collective Brands, Inc. (a)                                           7,602             122,696
Collectors Universe, Inc.                                             1,870              25,189
Conn's, Inc. (a)                                                        800               3,720
Copart, Inc. (a)                                                      9,346             308,138
Corinthian Colleges, Inc. (a)(b)                                     11,635              81,678
Cost Plus, Inc. (a)                                                   4,700              19,505
DSW, Inc., Class A (a)                                                1,988              57,056
dELiA*s, Inc. (a)                                                     5,199               9,826
Destination Maternity Corp. (a)                                       1,478              48,656
Dick's Sporting Goods, Inc. (a)                                      10,428             292,401
Dillard's, Inc., Class A (b)                                          7,700             182,028
Dollar General Corp. (a)                                              4,100             119,925
Dollar Tree, Inc. (a)                                                17,963             875,876
Dress Barn, Inc. (a)                                                  9,221             218,999
Ediets.Com, Inc. (a)(b)                                                 600                 534
Education Management Corp. (a)(b)                                     2,800              41,104
Express, Inc. (a)                                                       499               7,590
The Finish Line, Inc., Class A                                        5,963              82,945
Foot Locker, Inc.                                                    21,500             312,395
Fred's, Inc.                                                          7,450              87,910
GSI Commerce, Inc. (a)                                                7,900             195,130
Gaiam, Inc.                                                           2,460              16,457
Geeknet, Inc. (a)                                                    10,897              21,685
Genesco, Inc. (a)                                                     2,647              79,092
Grand Canyon Education, Inc. (a)                                      3,710              81,360
Group 1 Automotive, Inc. (a)                                          3,584             107,090
Guess?, Inc.                                                          9,486             385,416
Gymboree Corp. (a)                                                    4,400             182,776
HSN, Inc. (a)                                                         5,817             173,928
Haverty Furniture Cos., Inc.                                          2,100              22,911
Hibbett Sports, Inc. (a)                                              4,618             115,219
Hillenbrand, Inc.                                                     7,248             155,904
Hot Topic, Inc.                                                       8,365              50,106
ITT Educational Services, Inc. (a)                                    5,230             367,512
Internet Brands, Inc., Class A (a)                                    2,469              32,788
J. Crew Group, Inc. (a)                                               7,045             236,853
Jackson Hewitt Tax Service, Inc. (a)                                  3,915               3,602
Jo-Ann Stores, Inc. (a)                                               3,766             167,775
Jos. A. Bank Clothiers, Inc. (a)                                      3,984             169,758
K12, Inc. (a)                                                         3,568             103,579
KAR Auction Services, Inc. (a)                                        1,796              22,648
Kirkland's, Inc. (a)                                                  2,500              34,650
Learning Tree International, Inc.                                     1,800              18,216
Liquidity Services, Inc. (a)                                          2,900              46,429
Lithia Motors, Inc., Class A                                          3,900              37,401
Lumber Liquidators Holdings, Inc. (a)                                 2,200              54,054
Mac-Gray Corp.                                                        1,355              16,436
MarineMax, Inc. (a)                                                   4,200              29,568
Matthews International Corp., Class A                                 3,533             124,927
Men's Wearhouse, Inc.                                                 6,827             162,414
Midas, Inc. (a)                                                       2,200              16,742
Monro Muffler, Inc.                                                   3,125             144,094
Navarre Corp. (a)                                                     5,600              14,560
NetFlix, Inc. (a)                                                     6,008             974,257
New York & Co. (a)                                                    2,600               6,682
Nobel Learning Communities, Inc. (a)                                    100                 691
OfficeMax, Inc. (a)                                                   9,849             128,923
OpenTable, Inc. (a)                                                   2,580             175,646
Overstock.com, Inc. (a)                                               1,921              30,198
PC Mall, Inc. (a)                                                     2,100              13,398

--------------------------------------------------------------------------------
         QUANTITATIVE MASTER SERIES LLC        SEPTEMBER 30, 2010       9

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS (CONCLUDED)
Pacific Sunwear of California, Inc. (a)                              11,081       $      57,954
Penske Auto Group, Inc. (a)                                           7,100              93,720
The Pep Boys - Manny, Moe & Jack                                      5,000              52,900
PetSmart, Inc.                                                       17,300             605,500
Pier 1 Imports, Inc. (a)                                             12,008              98,346
Pre-Paid Legal Services, Inc. (a)                                     1,430              89,361
PriceSmart, Inc.                                                      1,950              56,804
The Princeton Review, Inc. (a)                                        3,739               7,628
The Providence Service Corp. (a)                                      2,600              42,614
RealNetworks, Inc. (a)                                                9,800              31,948
Regis Corp.                                                           6,132             117,305
Rent-A-Center, Inc.                                                   9,600             214,848
Retail Ventures, Inc. (a)                                             2,200              23,672
Rollins, Inc.                                                         5,613             131,232
Rue21, Inc. (a)                                                       3,079              79,469
Rush Enterprises, Inc., Class A (a)                                   3,850              59,059
Saks, Inc. (a)(b)                                                    17,824             153,286
Sally Beauty Co., Inc. (a)                                           10,975             122,920
Service Corp. International                                          30,930             266,617
Shoe Carnival, Inc. (a)                                               2,441              49,357
Shutterfly, Inc. (a)                                                  3,657              95,045
Signet Jewelers Ltd. (a)                                             10,397             330,001
Sonic Automotive, Inc. (a)                                            3,900              38,337
Sotheby's Holdings, Inc., Class A                                     8,816             324,605
Stage Stores, Inc.                                                    4,050              52,650
Stamps.com, Inc. (a)                                                  2,650              34,450
Standard Parking Corp. (a)                                            2,600              44,460
Stein Mart, Inc. (a)                                                  4,100              36,203
Stewart Enterprises, Inc., Class A                                   10,200              54,978
Strayer Education, Inc. (b)                                           2,193             382,679
Susser Holdings Corp. (a)                                             1,700              23,800
The Talbots, Inc. (a)                                                 3,512              46,007
Titan Machinery, Inc. (a)                                             3,500              57,050
Tractor Supply Co.                                                   10,400             412,464
Trans World Entertainment Corp. (a)                                   2,400               4,080
Tuesday Morning Corp. (a)                                             6,452              30,776
Ulta Salon Cosmetics & Fragrance, Inc. (a)                            4,046             118,143
VCA Antech, Inc. (a)                                                 11,940             251,815
ValueVision Media, Inc., Class A (a)                                  7,300              13,724
Weight Watchers International, Inc.                                   4,000             124,760
West Marine, Inc. (a)                                                 1,600              16,256
The Wet Seal, Inc., Class A (a)                                      12,975              43,985
Williams-Sonoma, Inc.                                                12,757             404,397
Winmark Corp.                                                           600              20,064
Zale Corp. (a)                                                        1,984               4,166
Zumiez, Inc. (a)                                                      2,600              55,016
                                                                                   ------------
                                                                                     17,516,226
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES - 5.8%
AGA Medical Holdings, Inc. (a)                                        1,600              22,336
AMERIGROUP Corp. (a)                                                  7,200             305,784
Abaxis, Inc. (a)                                                      2,800              64,680
Abiomed, Inc. (a)                                                     3,700              39,257
Accuray, Inc. (a)                                                     5,523              34,353
Addus HomeCare Corp. (a)                                                600               2,394
AdvanSource Biomaterials Corp. (a)                                    1,476                 413
Air Methods Corp. (a)                                                 1,797              74,719
Alere Inc. (a)                                                       10,375             320,899
Align Technology, Inc. (a)                                            9,092             178,021
Alliance Healthcare Services, Inc. (a)                                3,300              15,114
Allied Healthcare International, Inc. (a)                             3,100               7,750
Almost Family, Inc. (a)                                               1,680              49,778
Alphatec Holdings, Inc. (a)                                           6,857              14,605
Amedisys, Inc. (a)                                                    3,867              92,035
America Service Group, Inc.                                           1,200              17,856
American Caresource Holdings, Inc. (a)                                1,000               1,470
American Medical Systems Holdings, Inc. (a)                          10,600             207,548
Amsurg Corp. (a)                                                      3,500              61,180
Analogic Corp.                                                        1,500              67,320
AngioDynamics, Inc. (a)                                               2,590              39,472
Anika Therapeutics, Inc. (a)                                          1,400               8,442
Animal Health International, Inc. (a)                                 3,100               8,525
ArthroCare Corp. (a)                                                  2,265              61,563
Assisted Living Concepts, Inc. (a)                                    1,760              53,574
Atrion Corp.                                                            200              31,502
Beckman Coulter, Inc.                                                 8,500             414,715
Bio-Rad Laboratories, Inc., Class A (a)                               2,459             222,564
Bio-Reference Labs, Inc. (a)                                          4,400              91,784
Biolase Technology, Inc. (a)                                          3,435               4,019
Bioscript, Inc. (a)                                                   6,596              34,035
Bovie Medical Corp. (a)                                               3,487               7,532
Brookdale Senior Living, Inc. (a)                                     6,645             108,380
Bruker BioSciences Corp. (a)                                          8,773             123,085
CONMED Corp. (a)                                                      3,150              70,591
Cantel Medical Corp.                                                  2,600              42,120
Cardiac Science Corp. (a)                                             3,210               5,778
Cardica, Inc. (a)                                                     2,700               5,859
CardioNet, Inc. (a)                                                   4,315              19,461
Catalyst Health Solutions, Inc. (a)                                   5,600             197,176
Centene Corp. (a)                                                     6,500             153,335
Cepheid, Inc. (a)                                                     8,600             160,906
Chindex International, Inc. (a)                                       1,450              21,910
Clarient, Inc. (a)                                                    6,800              22,984
Clinical Data, Inc. (a)                                               1,945              32,812
Community Health Systems, Inc. (a)                                   13,619             421,780
Conceptus, Inc. (a)                                                   4,300              59,125
Contiucare Corp. (a)                                                  7,800              32,760
The Cooper Cos., Inc.                                                 5,943             274,685
Corvel Corp. (a)                                                      1,200              50,940
Covance, Inc. (a)                                                     8,600             402,394
CryoLife, Inc. (a)                                                    5,100              30,957
Cutera, Inc. (a)                                                        900               7,290
Cyberonics, Inc. (a)                                                  4,321             115,284
Cynosure, Inc., Class A (a)                                           2,200              22,462
Daxor Corp.                                                             700               6,426
Delcath Systems Inc. (a)(b)                                           7,300              52,706
DexCom, Inc. (a)                                                      7,900             104,438
Dynacq Healthcare, Inc. (a)                                             460               1,003
Edwards Lifesciences Corp. (a)                                       14,400             965,520
Emergency Medical Services Corp. (a)                                  3,426             182,434

--------------------------------------------------------------------------------
10         QUANTITATIVE MASTER SERIES LLC             SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
Emeritus Corp. (a)                                                    2,200        $     37,532
Endologix, Inc. (a)                                                   6,200              28,272
The Ensign Group, Inc.                                                1,007              18,076
eResearch Technology, Inc. (a)                                        4,775              35,717
Escalon Medical Corp. (a)                                             1,399               2,168
Exactech, Inc. (a)                                                    1,000              16,320
Five Star Quality Care, Inc. (a)                                      2,308              11,655
Fonar Corp. (a)                                                         692                 962
Genoptix, Inc. (a)                                                    2,900              41,180
Gentiva Health Services, Inc. (a)                                     3,648              79,709
Gliatech, Inc. (a)                                                      100                   -
HMS Holdings Corp. (a)                                                3,900             229,866
Haemonetics Corp. (a)                                                 3,500             204,855
Hanger Orthopedic Group, Inc. (a)                                     5,400              78,516
Hansen Medical, Inc. (a)                                              8,900              12,727
Health Grades, Inc. (a)                                               5,100              41,769
Health Management Associates, Inc., Class A (a)                      33,780             258,755
Health Net, Inc. (a)                                                 13,080             355,645
Healthcare Services Group, Inc.                                       3,877              88,357
HealthSouth Corp. (a)                                                11,779             226,157
HealthSpring, Inc. (a)                                                5,800             149,872
Healthways, Inc. (a)                                                  4,047              47,107
Henry Schein, Inc. (a)                                               12,000             702,960
Hill-Rom Holdings, Inc.                                               7,226             259,341
Hologic, Inc. (a)                                                    34,336             549,719
Hooper Holmes, Inc. (a)                                               9,589               6,712
ICU Medical, Inc. (a)                                                 2,500              93,225
IPC The Hospitalist Co., Inc. (a)                                     2,300              62,836
IRIS International, Inc. (a)                                          2,500              24,000
Idexx Laboratories, Inc. (a)(b)                                       7,432             458,703
Immucor, Inc. (a)                                                     8,407             166,711
Insulet Corp. (a)                                                     5,000              70,700
Integra LifeSciences Holdings Corp. (a)                               2,300              90,758
Invacare Corp.                                                        5,100             135,201
Kendle International, Inc. (a)                                        2,800              26,096
Kensey Nash Corp. (a)                                                 2,400              69,336
Kindred Healthcare, Inc. (a)                                          3,890              50,648
Kinetic Concepts, Inc. (a)                                            7,867             287,775
LCA-Vision, Inc. (a)                                                  4,084              22,748
LHC Group, Inc. (a)                                                   2,600              60,294
LifePoint Hospitals, Inc. (a)                                         7,845             275,046
Lincare Holdings, Inc.                                               13,950             350,005
MAKO Surgical Corp. (a)(b)                                            4,800              45,984
MEDTOX Scientific, Inc. (a)                                           1,600              18,608
MELA Sciences, Inc. (a)                                               4,500              29,340
Magellan Health Services, Inc. (a)                                    4,179             197,416
Masimo Corp.                                                          6,424             175,439
MedCath Corp. (a)                                                     1,800              18,126
Medical Action Industries, Inc. (a)                                   1,800              16,290
Mednax, Inc. (a)                                                      5,936             316,389
Meridian Bioscience, Inc.                                             6,525             142,767
Merit Medical Systems, Inc. (a)                                       3,068              48,751
Metropolitan Health Networks, Inc. (a)                                1,800               6,840
Molina Healthcare, Inc. (a)                                           1,800              48,582
NMT Medical, Inc. (a)                                                 2,154                 948
Nanosphere, Inc. (a)                                                  1,218               6,127
National Healthcare Corp.                                               600              22,242
Natus Medical, Inc. (a)                                               3,100              45,167
Neogen Corp. (a)                                                      2,418              81,849
Neurometrix, Inc. (a)                                                 3,931               2,308
Nighthawk Radiology Holdings, Inc. (a)                                2,700              17,226
NuVasive, Inc. (a)                                                    5,600             196,784
NxStage Medical, Inc. (a)                                             4,900              93,590
OTIX Global, Inc. (a)                                                 1,299              13,419
Omnicell, Inc. (a)                                                    3,800              49,704
OraSure Technologies, Inc. (a)                                        5,764              23,344
Orthofix International NV (a)                                         3,068              96,397
Orthovita, Inc. (a)                                                   8,420              19,113
Osteotech, Inc. (a)                                                   3,300              21,318
Owens & Minor, Inc.                                                   8,100             230,526
PSS World Medical, Inc. (a)                                           9,000             192,420
Palomar Medical Technologies, Inc. (a)                                2,000              20,660
Parexel International Corp. (a)                                       8,500             196,605
Pharmaceutical Product Development, Inc.                             15,300             379,287
PharMerica Corp. (a)                                                  3,423              32,621
Psychemedics Corp.                                                      125               1,163
Psychiatric Solutions, Inc. (a)                                       7,732             259,409
Quidel Corp. (a)                                                      4,800              52,752
RTI Biologics, Inc. (a)                                               5,160              13,571
RadNet, Inc. (a)                                                      6,500              15,600
RehabCare Group, Inc. (a)                                             3,500              70,770
Res-Care, Inc. (a)                                                    2,496              33,122
ResMed, Inc. (a)                                                     19,324             634,020
Retractable Technologies, Inc. (a)                                    1,898               2,980
Rochester Medical Corp. (a)                                           1,700              18,547
Rockwell Medical Technologies, Inc. (a)                               3,200              22,656
Rural/Metro Corp. (a)                                                 4,100              34,891
SRI/Surgical Express, Inc. (a)                                        1,655               4,800
Select Medical Holdings Corp. (a)                                     5,933              45,684
Sirona Dental Systems, Inc. (a)                                       6,134             221,069
Skilled Healthcare Group, Inc., Class A (a)                           5,900              23,187
SonoSite, Inc. (a)                                                    3,000             100,530
Spectranetic Corp. (a)                                                3,800              20,596
Staar Surgical Co. (a)                                                3,372              18,243
Stereotaxis, Inc. (a)                                                 3,935              16,291
Steris Corp.                                                          7,700             255,794
Sun Healthcare Group, Inc. (a)                                        6,300              53,361
Sunrise Senior Living, Inc. (a)                                       5,907              20,261
SurModics, Inc. (a)                                                   1,800              21,456
Symmetry Medical, Inc. (a)                                            3,600              34,704
Synergetics USA, Inc. (a)                                             3,465               9,702
Synovis Life Technologies, Inc. (a)                                   3,100              46,345
Team Health Holdings, Inc. (a)                                        1,700              21,947
Teleflex, Inc.                                                        4,829             274,191
Theragenics Corp. (a)                                                 4,533               5,757
ThermoGenesis Corp. (a)                                               2,000               5,820
Thoratec Corp. (a)                                                    8,581             317,325
Tomotherapy, Inc. (a)                                                 5,200              18,304
Trans1, Inc. (a)                                                      3,397               8,391
Transcend Services, Inc. (a)                                            567               8,647
Triple-S Management Corp. (a)                                         1,750              29,488
US Physical Therapy, Inc. (a)                                         1,600              26,752
Uluru, Inc. (a)                                                         400                  43
Universal American Financial Corp.                                    4,400              64,900

--------------------------------------------------------------------------------
            QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010      11

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONCLUDED)
Universal Health Services, Inc., Class B                             12,600        $    489,636
Urologix, Inc. (a)                                                    2,686               2,632
Utah Medical Products, Inc.                                             800              23,440
Vascular Solutions, Inc. (a)                                          1,500              17,220
Volcano Corp. (a)                                                     6,400             166,272
WellCare Health Plans, Inc. (a)                                       6,305             182,593
West Pharmaceutical Services, Inc.                                    3,600             123,516
Wright Medical Group, Inc. (a)                                        6,200              89,342
Zoll Medical Corp. (a)                                                3,510             113,268
                                                                                   ------------
                                                                                     18,825,046
-----------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 1.9%
ACCO Brands Corp. (a)                                                 6,610              38,008
Bassett Furniture Industries, Inc. (a)                                2,349              11,581
Beazer Homes USA, Inc. (a)(b)                                         7,979              32,953
Blount International, Inc. (a)                                        4,390              55,885
Blyth, Inc.                                                           1,331              54,890
Briggs & Stratton Corp.                                               8,000             152,080
Brookfield Homes Corp. (a)(b)                                         1,876              15,364
Cavco Industries, Inc. (a)                                              710              25,496
Central Garden & Pet Co., Class A (a)                                 7,828              81,098
Church & Dwight Co., Inc.                                             9,400             610,436
Compx International, Inc.                                             1,600              21,168
Comstock Homebuilding Cos., Inc., Class A (a)                         4,512               6,227
Dixie Group, Inc. (a)                                                 3,186               9,654
Energizer Holdings, Inc. (a)                                          9,000             605,070
Ethan Allen Interiors, Inc.                                           4,622              80,700
Flexsteel Industries, Inc.                                              367               5,630
Forward Industries, Inc. (a)                                          1,100               4,103
Furniture Brands International, Inc. (a)                              4,400              23,672
HNI Corp.                                                             4,411             126,860
Herman Miller, Inc.                                                   8,590             169,051
hhgregg, Inc. (a)                                                     3,101              76,781
Hooker Furniture Corp.                                                1,700              19,771
Hovnanian Enterprises, Inc., Class A (a)(b)                           6,399              25,148
Interface, Inc., Class A                                              6,627              94,302
iRobot Corp. (a)                                                      2,640              49,025
Jarden Corp.                                                         11,516             358,493
KB Home                                                              10,134             114,818
Kid Brands, Inc. (a)                                                  1,813              15,592
Knoll, Inc.                                                           5,200              80,652
L.S. Starrett Co., Class A                                              700               7,315
La-Z-Boy, Inc. (a)                                                    5,700              48,108
Libbey, Inc. (a)                                                      1,856              24,444
Lifetime Brands, Inc. (a)                                             2,500              37,750
M/I Homes, Inc. (a)                                                   3,600              37,332
MDC Holdings, Inc.                                                    5,316             154,323
Meritage Homes Corp. (a)                                              4,200              82,404
Middleby Corp. (a)                                                    2,575             163,229
Mohawk Industries, Inc. (a)                                           8,127             433,169
NVR, Inc. (a)                                                           797             516,081
National Presto Industries, Inc.                                        605              64,414
Oil-Dri Corp. of America                                                700              15,057
Palm Harbor Homes, Inc. (a)                                           3,989               6,343
Ryland Group, Inc.                                                    5,756             103,148
The Scotts Miracle-Gro Co.                                            5,516             285,343
Sealy Corp. (a)(b)                                                    6,100              14,884
Select Comfort Corp. (a)                                              6,304              42,741
Skyline Corp.                                                         1,000              20,260
Standard-Pacific Corp. (a)                                           16,331              64,834
Stanley Furniture Co., Inc. (a)                                       2,400               8,256
Steelcase, Inc., Class A                                              7,404              61,675
Tempur-Pedic International, Inc. (a)                                  9,900             306,900
Toll Brothers, Inc. (a)                                              18,000             342,360
Tupperware Corp.                                                      7,797             356,791
Virco Manufacturing Corp.                                             2,505               6,989
WD-40 Co.                                                             1,900              72,238
                                                                                   ------------
                                                                                      6,240,896
-----------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING - 3.5%
AGCO Corp. (a)                                                       12,093             471,748
Alamo Group, Inc.                                                     1,400              31,262
Albany International Corp., Class A                                   3,070              58,084
Altra Holdings, Inc. (a)                                              4,300              63,339
American Railcar Industries, Inc. (a)                                 2,150              33,712
ArvinMeritor, Inc. (a)                                               11,100             172,494
Astec Industries, Inc. (a)                                            2,342              66,817
Babcock & Wilcox Co (a)                                              14,840             315,795
Broadwind Energy, Inc. (a)                                            5,684              10,629
Brush Engineered Materials, Inc. (a)                                  3,153              89,671
Bucyrus International, Inc.                                           9,900             686,565
CIRCOR International, Inc.                                            3,000              94,800
Cascade Corp.                                                         1,200              38,160
Ceco Environmental Corp. (a)                                          3,417              20,468
Chicago Rivet & Machine Co.                                             100               1,735
Clarcor, Inc.                                                         6,160             237,961
Colfax Corp. (a)                                                      2,330              34,647
Columbus McKinnon Corp. (a)                                           2,433              40,363
Commercial Vehicle Group, Inc. (a)                                    2,985              30,387
Crane Co.                                                             6,118             232,117
Donaldson Co., Inc.                                                   9,032             425,678
Dynamic Materials Corp.                                               1,400              21,154
The Eastern Co.                                                         300               4,902
Energy Recovery, Inc. (a)                                             7,000              25,130
EnPro Industries, Inc. (a)                                            2,200              68,816
Federal Signal Corp.                                                  5,335              28,756
Flow International Corp. (a)                                          4,500              11,835
Franklin Electric Co., Inc.                                           2,200              72,952
Freightcar America, Inc.                                              2,703              66,494
GATX Corp.                                                            6,200             181,784
Gardner Denver, Inc.                                                  6,800             365,024
The Gorman-Rupp Co.                                                   1,870              51,537
Graco, Inc.                                                           7,473             237,118
Graham Corp.                                                          2,100              32,592
Greenbrier Cos., Inc. (a)                                             4,034              62,890
H&E Equipment Services, Inc. (a)                                      2,900              23,113
Hardinge, Inc.                                                        1,900              14,554
Hurco Companies, Inc. (a)                                             1,571              28,388
IDEX Corp.                                                           10,086             358,154
John Bean Technologies Corp.                                          3,105              50,022
Joy Global, Inc.                                                     13,273             933,357
Kadant, Inc. (a)                                                      1,121              21,198
Kaydon Corp.                                                          4,100             141,860

--------------------------------------------------------------------------------
12                 QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING (CONCLUDED)
Kennametal, Inc.                                                     11,300        $    349,509
Key Technology Inc. (a)                                               1,100              14,212
Kimball International, Inc., Class B                                  2,800              16,324
Lincoln Electric Holdings, Inc.                                       5,964             344,838
Lindsay Manufacturing Co. (b)                                         2,000              86,640
Lydall, Inc. (a)                                                      1,800              13,248
MFRI, Inc. (a)                                                        1,400               9,562
Manitowoc Co.                                                        16,600             201,026
Met-Pro Corp.                                                         1,700              17,153
Mine Safety Appliances Co.                                            3,300              89,430
Mueller Industries, Inc.                                              4,519             119,708
NACCO Industries, Inc., Class A                                         991              86,603
NN, Inc. (a)                                                          3,590              29,618
Navistar International Corp. (a)                                      7,400             322,936
Nordson Corp.                                                         4,656             343,101
Oshkosh Corp. (a)                                                    13,315             366,163
PMFG, Inc. (a)                                                        1,583              26,990
Pentair, Inc.                                                        12,448             418,626
Robbins & Myers, Inc.                                                 3,200              85,696
SPX Corp.                                                             6,748             427,013
Sauer-Danfoss, Inc. (a)                                               1,100              23,419
Spartan Motors, Inc.                                                  3,324              15,423
Standex International Corp.                                           2,500              60,475
Sun Hydraulics, Inc.                                                  1,884              53,110
Sypris Solutions, Inc. (a)                                            2,109               6,538
Tecumseh Products Co., Class A (a)                                    1,800              20,646
Tennant Co.                                                           2,423              74,871
Terex Corp. (a)                                                      13,567             310,956
Timken Co.                                                           10,900             418,124
Toro Co.                                                              4,890             274,965
Trinity Industries, Inc.                                              9,762             217,400
Twin Disc, Inc.                                                       1,600              22,320
Wabash National Corp. (a)                                             6,050              48,945
Westinghouse Air Brake Technologies Corp.                             5,992             286,358
Williams Controls, Inc.                                                 500               4,560
Woodward Governor Co.                                                 7,068             229,145
                                                                                   ------------
                                                                                     11,393,713
-----------------------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING - 0.9%
Ampco-Pittsburgh Corp.                                                1,207              29,958
Carpenter Technology Corp.                                            5,377             181,259
Century Aluminum Co. (a)                                              8,440             111,155
Cold Metal Products, Inc. (a)                                         1,400                   -
Commercial Metals Co.                                                14,400             208,656
Friedman Industries, Inc.                                               600               4,080
Haynes International, Inc.                                            1,947              67,989
Horsehead Holding Corp. (a)                                           5,200              51,324
Intrepid Potash, Inc. (a)                                             6,100             159,027
Kaiser Aluminum Corp.                                                 2,799             119,769
Olympic Steel, Inc.                                                   1,905              43,796
RTI International Metals, Inc. (a)                                    4,200             128,604
Reliance Steel & Aluminum Co.                                         9,307             386,520
Southern Copper Corp.                                                27,673             971,876
Steel Dynamics, Inc.                                                 27,604             389,492
Synalloy Corp.                                                        1,300              11,115
USEC, Inc. (a)                                                       13,150              68,248
Universal Stainless & Alloy Products, Inc. (a)                          916              22,497
Uranium Energy Corp. (a)(b)                                           8,800              28,864
Uranium Resources, Inc. (a)                                           7,012               8,765
WHX Corp. (a)                                                         1,819              15,207
Worthington Industries, Inc.                                          7,570             113,777
                                                                                   ------------
                                                                                      3,121,978
-----------------------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION - 1.5%
ATC Technology Corp. (a)                                              2,504              61,949
Air Transport Services Group, Inc. (a)                                7,785              47,411
Aircastle Ltd.                                                        5,600              47,488
Alexander & Baldwin, Inc.                                             5,103             177,789
American Commercial Lines, Inc. (a)                                   1,407              39,227
Arkansas Best Corp.                                                   4,035              97,768
Atlas Air Worldwide Holdings, Inc. (a)                                3,900             196,170
Celadon Group, Inc. (a)                                               2,629              36,306
Con-way, Inc.                                                         8,426             261,122
Covenant Transport Group, Class A (a)                                 3,019              22,552
DHT Holdings, Inc.                                                    6,662              27,514
Dynamex, Inc. (a)                                                     1,496              22,814
Eagle Bulk Shipping, Inc. (a)(b)                                     10,861              56,694
Forward Air Corp.                                                     3,582              93,132
Frozen Food Express Industries, Inc. (a)                              5,389              14,928
Genco Shipping & Trading Ltd. (a)(b)                                  3,878              61,815
General Maritime Corp.                                                9,252              45,427
Genesee & Wyoming, Inc., Class A (a)                                  4,751             206,146
HUB Group, Inc., Class A (a)                                          5,411             158,326
Heartland Express, Inc.                                               7,008             104,209
Horizon Lines, Inc., Class A                                          3,300              13,860
International Shipholding Corp.                                         600              16,944
J.B. Hunt Transport Services, Inc.                                   13,000             451,100
Kansas City Southern (a)                                             12,912             483,038
Kirby Corp. (a)                                                       6,916             277,055
Knight Transportation, Inc.                                           6,757             130,613
Landstar System, Inc.                                                 6,623             255,780
Marten Transport Ltd.                                                 1,888              43,764
Old Dominion Freight Line, Inc. (a)                                   7,143             181,575
Overseas Shipholding Group, Inc.                                      3,600             123,552
P.A.M. Transportation Services, Inc. (a)                                600               7,548
PHH Corp. (a)                                                         6,508             137,058
Pacer International, Inc. (a)                                         7,000              42,280
Patriot Transportation Holding, Inc. (a)                                193              13,535
Quality Distribution, Inc. (a)                                        3,097              19,728
Railamerica, Inc. (a)                                                 2,600              25,038
SMF Energy Corp. (a)                                                    134                 182
Saia, Inc. (a)                                                        3,200              47,776
Ship Finance International Ltd.                                       5,578             108,381
TAL International Group, Inc.                                         1,400              33,908
Teekay Corp.                                                          5,425             145,010
Textainer Group Holdings Ltd.                                         1,900              50,806
USA Truck, Inc. (a)                                                   1,082              16,208
UTI Worldwide, Inc.                                                  13,017             209,313
Universal Truckload Services, Inc. (a)                                  900              14,094
Werner Enterprises, Inc.                                              7,800             159,822
Willis Lease Finance Corp. (a)                                          200               2,022
World Fuel Services Corp.                                             7,600             197,676

--------------------------------------------------------------------------------
            QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010      13

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION (CONCLUDED)
YRC Worldwide, Inc. (a)                                              10,214        $      2,554
                                                                                   ------------
                                                                                      4,989,007
-----------------------------------------------------------------------------------------------
LEISURE GOODS - 0.9%
Activision Blizzard, Inc.  (c)                                       72,188             781,074
Arctic Cat, Inc. (a)                                                  1,300              13,325
Brunswick Corp.                                                      11,400             173,508
Callaway Golf Co.                                                    11,400              79,800
DTS, Inc. (a)                                                         3,100             118,327
Drew Industries, Inc. (a)                                             2,200              45,892
Emerson Radio Corp.                                                   2,998               6,746
Escalade, Inc. (a)                                                    1,740               8,369
Garmin Ltd. (b)                                                      15,983             485,084
Glu Mobile, Inc. (a)                                                  4,200               5,922
Jakks Pacific, Inc. (a)                                               5,313              93,721
Koss Corp.                                                              400               2,172
Leapfrog Enterprises, Inc. (a)                                        7,653              41,938
Majesco Entertainment Co. (a)                                         1,500                 990
Marine Products Corp. (a)                                               700               4,298
Meade Instruments Corp. (a)                                             433               1,347
Nautilus, Inc. (a)                                                    2,400               3,192
Polaris Industries, Inc.                                              3,838             249,854
Pool Corp.                                                            6,201             124,454
RC2 Corp. (a)                                                         2,343              49,086
Steinway Musical Instruments, Inc. (a)                                1,310              22,558
THQ, Inc. (a)                                                        10,326              41,511
Take-Two Interactive Software, Inc. (a)                              10,674             108,234
Thor Industries, Inc.                                                 4,463             149,064
TiVo, Inc. (a)                                                       13,694             124,068
Universal Electronics, Inc. (a)                                       1,700              35,445
Winnebago Industries, Inc. (a)                                        4,500              46,890
                                                                                   ------------
                                                                                      2,816,869
-----------------------------------------------------------------------------------------------
LIFE INSURANCE - 0.4%
American Equity Investment Life Holding Co.                           6,608              67,666
American Independence Corp. (a)                                         313               1,455
Amerisafe, Inc. (a)                                                   3,900              73,242
Atlantic American Corp. (a)                                           1,107               1,882
CNO Financial Group, Inc. (a)                                        32,800             181,712
Citizens, Inc. (a)                                                    4,314              29,723
Delphi Financial Group, Inc., Class A                                 7,250             181,178
eHealth, Inc. (a)                                                     4,100              52,972
Employers Holdings, Inc.                                              5,500              86,735
FBL Financial Group, Inc., Class A                                    1,700              44,166
Independence Holding Co.                                                720               5,054
Kansas City Life Insurance Co.                                          858              26,761
National Western Life Insurance Co., Class A                            359              50,504
The Phoenix Cos., Inc. (a)                                           11,427              23,997
Presidential Life Corp.                                               3,100              30,380
Protective Life Corp.                                                10,855             236,205
Stancorp Financial Group, Inc.                                        6,900             262,200
Symetra Financial Corp.                                              11,721             122,602
                                                                                   ------------
                                                                                      1,478,434
-----------------------------------------------------------------------------------------------
MACHINERY: AGRICULTURAL - 2.1%
Allis-Chalmers Energy, Inc. (a)                                       4,641              19,353
Atwood Oceanics, Inc. (a)                                             7,600             231,420
Basic Energy Services, Inc. (a)                                       2,600              22,152
Bolt Technology Corp. (a)                                             1,300              13,325
Brenham Oil & Gas, Inc. (a)                                           5,673                 340
Bristow Group, Inc. (a)                                               4,090             147,567
Bronco Drilling Co., Inc. (a)                                         6,500              25,935
CARBO Ceramics, Inc.                                                  2,756             223,236
Cal Dive International, Inc. (a)                                     11,682              63,901
Chart Industries, Inc. (a)                                            4,700              95,692
Complete Production Services, Inc. (a)                                9,200             188,140
Crosstex Energy, Inc.                                                 8,100              63,990
Dawson Geophysical Co. (a)                                            1,900              50,635
Dresser-Rand Group, Inc. (a)                                         10,544             388,968
Dril-Quip, Inc. (a)                                                   3,664             227,571
Exterran Holdings, Inc. (a)                                           8,863             201,279
Flotek Industries, Inc. (a)                                           2,400               3,312
Geokinetics, Inc. (a)                                                 1,500               9,300
Global Industries Ltd. (a)                                           12,174              66,592
Gulf Island Fabrication, Inc.                                         1,630              29,666
Gulfmark Offshore, Inc., Class A (a)                                  3,172              97,444
Halliburton Co.                                                           -                   1
Helix Energy Solutions Group, Inc. (a)                               11,472             127,798
Hercules Offshore, Inc. (a)                                          18,700              49,555
Hornbeck Offshore Services, Inc. (a)                                  3,100              60,419
ION Geophysical Corp. (a)                                            13,995              71,934
Key Energy Services, Inc. (a)                                        15,456             146,987
Lufkin Industries, Inc.                                               4,182             183,590
Matrix Service Co. (a)                                                5,200              45,500
Mitcham Industries, Inc. (a)                                          1,700              12,580
NGAS Resources, Inc. (a)                                              4,700               4,078
Natural Gas Services Group (a)                                        2,200              32,494
Newpark Resources, Inc. (a)                                          10,364              87,058
OGE Energy Corp.                                                     12,512             498,853
OYO Geospace Corp. (a)                                                1,173              67,893
Oceaneering International, Inc. (a)                                   7,651             412,083
Oil States International, Inc. (a)                                    6,616             307,975
Omni Energy Services Corp. (a)                                        4,113              11,228
PHI, Inc. (a)                                                         1,900              30,742
Parker Drilling Co. (a)                                              13,963              60,739
Patterson-UTI Energy, Inc.                                           21,410             365,683
Pioneer Drilling Co. (a)                                              5,500              35,090
Pride International, Inc. (a)                                        20,303             597,517
RPC, Inc.                                                             4,112              87,010
SEACOR Holdings, Inc. (a)                                             2,747             233,935
Seahawk Drilling, Inc. (a)                                            2,394              20,253
Sulphco, Inc. (a)                                                    12,700               4,572
Superior Energy Services, Inc. (a)                                    9,553             254,970
T-3 Energy Services, Inc. (a)                                         2,200              57,530
Tesco Corp. (a)                                                       4,077              49,046
Tetra Technologies, Inc. (a)                                          9,221              94,054
Tidewater, Inc.                                                       7,155             320,616
Union Drilling, Inc. (a)                                              2,700              12,096
Unit Corp. (a)                                                        7,024             261,925
                                                                                   ------------
                                                                                      6,775,622
-----------------------------------------------------------------------------------------------
MEDIA - 3.1%
AH Belo Corp. (a)                                                     1,296               9,163
Acxiom Corp. (a)                                                     11,400             180,804
Alloy, Inc. (a)                                                       1,300              12,623
American Greetings Corp., Class A                                     5,200              96,668
Arbitron, Inc.                                                        4,200             117,474

--------------------------------------------------------------------------------
14                 QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
Ascent Media Corp., Class A (a)                                       1,406        $     37,554
Avid Technology, Inc. (a)                                             3,356              43,997
Beasley Broadcasting Group, Inc., Class A (a)                         4,100              21,689
Belo Corp., Class A (a)                                              10,738              66,576
CKx, Inc. (a)                                                         9,251              45,330
CSS Industries, Inc.                                                    904              15,630
CTN Media Group, Inc. (a)                                                50                   -
Cablevision Systems Corp., Class A                                   30,641             802,488
Clear Channel Outdoor Holdings, Inc., Class A (a)                     6,200              70,866
ComScore, Inc. (a)                                                    2,744              64,539
Constant Contact, Inc. (a)                                            5,219             111,843
Courier Corp.                                                         2,237              31,810
Crown Media Holdings, Inc., Class A (a)                               1,500               3,585
Cumulus Media, Inc., Class A (a)                                      6,165              17,324
DG FastChannel, Inc. (a)                                              5,292             115,101
DISH Network Corp.                                                   27,178             520,730
Dex One Corp. (a)                                                     6,193              76,050
The Dolan Co. (a)                                                     4,000              45,480
Dolby Laboratories, Inc., Class A (a)                                 6,700             380,627
DreamWorks Animation SKG, Inc., Class A (a)                           9,500             303,145
EDCI Holdings, Inc.                                                   2,044               6,929
EW Scripps Co. (a)                                                    3,233              25,476
Emmis Communications Corp., Class A (a)                               6,400               4,992
Entercom Communications Corp.                                         3,000              23,580
Entravision Communications Corp., Class A (a)                         6,500              12,935
Factset Research Systems, Inc.                                        5,750             466,498
Fisher Communications, Inc. (a)                                         700              12,201
Global Traffic Network, Inc. (a)                                      2,090              10,513
Gray Television, Inc. (a)                                            10,300              20,703
Harte-Hanks, Inc.                                                     4,300              50,181
Hollywood Media Corp. (a)                                             4,300               5,289
iBEAM Broadcasting Corp. (a)                                             80                   -
IHS, Inc., Class A (a)                                                5,852             397,936
interCLICK, Inc. (a)                                                  3,628              14,730
John Wiley & Sons, Inc., Class A                                      5,977             244,220
Journal Communications, Inc., Class A (a)                             4,500              20,295
Knology, Inc. (a)                                                     3,500              47,005
The Knot, Inc. (a)                                                    3,100              28,303
Lamar Advertising Co., Class A (a)                                    9,607             305,695
Lee Enterprises, Inc. (a)                                             5,300              14,204
Liberty Global, Inc. (a)                                             29,841             919,401
Liberty Global, Inc., Series C (a)                                    3,727             113,897
Liberty Media Corp. - Starz, Series A (a)                             6,932             449,748
Liberty Media Holding Corp. - Capital (a)                            10,934             569,224
Liberty Media Holding Corp. - Interactive (a)                        79,436           1,089,068
Lin TV Corp., Class A (a)                                             3,200              14,208
Local.com Corp. (a)                                                     500               2,210
LodgeNet Interactive Corp. (a)                                        3,600              10,080
Marchex, Inc., Class B                                                3,200              17,440
Martha Stewart Living Omnimedia, Inc., Class A (a)                    4,241              20,102
McClatchy Co., Class A (a)(b)                                         8,231              32,348
Media General, Inc., Class A (a)                                      2,100              18,816
Mediacom Communications Corp., Class A (a)                            5,900              38,999
Morningstar, Inc. (a)                                                 2,611             116,346
National CineMedia, Inc.                                              5,100              91,290
New Frontier Media, Inc. (a)                                          5,400               9,612
Nexstar Broadcasting Group, Inc., Class A (a)                         4,500              23,175
Outdoor Channel Holdings, Inc. (a)                                    1,234               6,824
PDI, Inc. (a)                                                         1,330              11,624
Playboy Enterprises, Inc., Class B (a)                                6,168              31,704
Primedia, Inc.                                                        3,905              14,839
Radio One, Inc., Class D (a)                                          4,021               3,539
SPAR Group, Inc. (a)                                                  1,400               1,400
Saga Communications, Inc. (a)                                           357               7,247
Salem Communications Corp., Class A (a)                               1,600               4,640
Schawk, Inc.                                                          2,100              38,766
Scholastic Corp.                                                      3,810             105,994
Sinclair Broadcast Group, Inc., Class A (a)                           8,400              58,968
Sirius XM Radio, Inc. (a)(b)                                        497,912             597,494
Spanish Broadcasting System, Inc., Class A (a)                        6,546               5,695
SuperMedia, Inc. (a)                                                  2,560              27,059
TechTarget, Inc. (a)                                                  1,100               5,775
TheStreet.com, Inc.                                                   4,711              13,238
Valassis Communications, Inc. (a)                                     7,109             240,924
Value Line, Inc.                                                        100               1,387
ValueClick, Inc. (a)                                                 12,408             162,297
Vertro, Inc. (a)                                                        880               2,288
Warner Music Group Corp. (a)                                          7,700              34,650
WebMD Health Corp., Class A (a)                                       6,859             342,058
WebMediaBrands, Inc. (a)                                              1,900               1,691
                                                                                   ------------
                                                                                     10,158,846
-----------------------------------------------------------------------------------------------
MINING - 1.2%
AMCOL International Corp.                                             3,306              86,584
Allied Nevada Gold Corp. (a)                                          9,537             252,730
Alpha Natural Resources, Inc. (a)                                    15,401             633,751
Arch Coal, Inc.                                                      21,631             577,764
Capital Gold Corp. (a)                                                6,889              33,274
Cloud Peak Energy, Inc. (a)                                           5,200              94,900
Coeur d'Alene Mines Corp. (a)                                        10,201             203,204
Compass Minerals International, Inc.                                  4,600             352,452
Evergreen Energy, Inc. (a)                                              684                 923
General Moly, Inc. (a)                                                6,700              24,522
Hecla Mining Co. (a)(b)                                              29,585             186,977
International Coal Group, Inc. (a)                                   16,871              89,754
James River Coal Co. (a)                                              4,305              75,467
Molycorp, Inc. (a)                                                    2,679              75,789
National Coal Corp. (a)                                               1,050               1,021
Patriot Coal Corp. (a)                                               10,192             116,291
Royal Gold, Inc.                                                      7,635             380,528
Solitario Exploration & Royalty Corp. (a)                             6,600              15,114
Stillwater Mining Co. (a)                                             7,184             120,979
Timberline Resources Corp. (a)(b)                                     6,000               7,020
US Energy Corp. Wyoming (a)                                           5,200              23,608
US Gold Corp. (a)                                                    16,300              81,011

--------------------------------------------------------------------------------
            QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010      15

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
MINING (CONCLUDED)
Vista Gold Corp. (a)                                                  3,800        $      9,766
Walter Industries, Inc.                                               7,119             578,704
Westmoreland Coal Co. (a)                                             1,600              15,776
                                                                                   ------------
                                                                                      4,037,909
-----------------------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS - 1.2%
Atlantic Tele-Network, Inc.                                           1,218              59,974
Crown Castle International Corp. (a)                                 32,084           1,416,509
FiberTower Corp. (a)                                                  6,288              26,661
Globalstar, Inc. (a)                                                  7,142              12,427
Leap Wireless International, Inc. (a)                                 8,246             101,838
NII Holdings, Inc. (a)                                               22,000             904,200
NTELOS Holdings Corp.                                                 5,300              89,676
ORBCOMM, Inc. (a)                                                     5,839              13,255
SBA Communications Corp., Class A (a)(b)                             16,100             648,830
Shenandoah Telecom Co.                                                2,000              36,340
Telephone & Data Systems, Inc.                                        8,800             288,640
Telephone & Data Systems, Inc., Special Shares                        2,900              82,215
TerreStar Corp. (a)                                                   5,100               1,770
U.S. Cellular Corp. (a)                                               1,805              82,976
USA Mobility, Inc.                                                    5,300              84,959
                                                                                   ------------
                                                                                      3,850,270
-----------------------------------------------------------------------------------------------
NONLIFE INSURANCE - 3.9%
21st Century Holding Co.                                              2,379               8,303
AMBAC Financial Group, Inc. (a)(b)                                   33,212              18,433
Affirmative Insurance Holdings, Inc. (a)                              3,097              11,149
Alleghany Corp. (a)                                                     955             289,394
Allied World Assurance Holdings Ltd.                                  5,900             333,881
American Financial Group, Inc.                                        9,754             298,277
American National Insurance Co.                                       2,222             168,805
American Physicians Capital, Inc.                                     1,933              80,142
American Safety Insurance Holdings Ltd. (a)                           3,100              50,654
AmTrust Financial Services, Inc.                                      4,300              62,436
Arch Capital Group Ltd. (a)                                           6,587             551,991
Argo Group International Holdings Ltd.                                4,739             164,633
Arthur J. Gallagher & Co.                                            12,661             333,871
Aspen Insurance Holdings Ltd.                                        10,800             327,024
Assured Guaranty Ltd.                                                21,196             362,664
Axis Capital Holdings Ltd.                                           15,875             522,922
Baldwin & Lyons, Inc., Class B                                          950              24,177
Brown & Brown, Inc.                                                  15,700             316,983
CNA Financial Corp. (a)                                               4,034             112,912
CNA Surety Corp. (a)                                                  1,900              34,048
Donegal Group, Inc., Class A                                            500               6,535
EMC Insurance Group, Inc.                                             1,100              23,452
Eastern Insurance Holdings, Inc.                                      1,900              19,817
Endurance Specialty Holdings Ltd.                                     7,000             278,600
Enstar Group Ltd. (a)                                                   800              58,080
Erie Indemnity Co., Class A                                           4,388             245,991
Everest Re Group Ltd.                                                 7,368             637,111
FPIC Insurance Group, Inc. (a)                                        2,400              84,216
First Acceptance Corp. (a)                                            1,327               2,243
First American Financial Corp.                                       16,289             243,358
First Mercury Financial Corp.                                         2,400              24,192
Flagstone Reinsurance Holdings SA                                     4,500              47,745
Global Indemnity Plc (a)                                              1,350              21,668
Greenlight Capital Re Ltd. (a)                                        3,700              92,574
HCC Insurance Holdings, Inc.                                         13,972             364,529
The Hanover Insurance Group, Inc.                                     6,700             314,900
Harleysville Group, Inc.                                              1,400              45,906
Horace Mann Educators Corp.                                           4,300              76,454
Infinity Property & Casualty Corp.                                    1,800              87,786
InsWeb Corp. (a)                                                        662               3,687
Life Partners Holdings, Inc.                                          1,831              34,844
MBIA, Inc. (a)                                                       20,546             206,487
Maiden Holdings Ltd.                                                  5,278              40,166
Markel Corp. (a)                                                      1,264             435,562
Meadowbrook Insurance Group, Inc.                                     5,081              45,577
Mercer Insurance Group, Inc.                                          1,400              24,920
Mercury General Corp.                                                 3,097             126,574
Montpelier Re Holdings Ltd.                                           9,300             161,076
NYMAGIC, Inc.                                                           600              15,402
National Interstate Corp.                                               600              13,062
National Security Group, Inc.                                           120               1,286
Navigators Group, Inc. (a)                                            1,700              75,871
Old Republic International Corp.                                     30,344             420,264
OneBeacon Insurance Group Ltd.                                        4,600              65,734
PMA Capital Corp., Class A (a)                                        4,695              35,400
PartnerRe Ltd.                                                        8,631             692,034
Platinum Underwriters Holdings Ltd.                                   7,200             313,344
ProAssurance Corp. (a)                                                4,400             253,396
RLI Corp.                                                             2,100             118,902
Reinsurance Group of America, Inc.                                    9,302             449,194
RenaissanceRe Holdings Ltd.                                           7,700             461,692
Safety Insurance Group, Inc.                                          1,800              75,636
SeaBright Holdings, Inc.                                              4,700              37,882
Selective Insurance Group, Inc.                                       5,800              94,482
State Auto Financial Corp.                                            1,425              21,674
Tower Group, Inc.                                                     6,270             146,404
Transatlantic Holdings, Inc.                                          8,162             414,793
Unico American Corp.                                                    300               2,703
United Fire & Casualty Co.                                            2,504              53,110
Unitrin, Inc.                                                         5,170             126,096
Universal Insurance Holdings, Inc.                                    6,100              27,389
Validus Holdings Ltd.                                                11,455             301,954
W.R. Berkley Corp.                                                   17,090             462,626
Wesco Financial Corp.                                                   168              60,169
White Mountains Insurance Group, Inc.                                   777             239,673
                                                                                   ------------
                                                                                     12,806,921
-----------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 3.9%
ATP Oil & Gas Corp. (a)(b)                                            6,400              87,360
Abraxas Petroleum Corp. (a)                                           9,427              26,773
Adams Resources & Energy, Inc.                                          800              14,200
Alon USA Energy, Inc.                                                 1,500               8,100
American Oil & Gas, Inc. (a)                                          9,900              80,190
Apco Oil and Gas International, Inc.                                  1,241              42,951
Approach Resources, Inc. (a)                                          1,926              21,533
Atlas Energy, Inc. (a)                                               12,728             364,530

--------------------------------------------------------------------------------
16                 QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS (CONTINUED)
BPZ Resources, Inc. (a)(b)                                           15,154        $     58,040
Barnwell Industries, Inc. (a)                                         2,673               8,634
Berry Petroleum Co., Class A                                          6,615             209,894
Bill Barrett Corp. (a)                                                5,544             199,584
Brigham Exploration Co. (a)                                          14,980             280,875
CREDO Petroleum Corp. (a)                                             1,700              14,042
CVR Energy, Inc. (a)                                                  7,100              58,575
Callon Petroleum Co. (a)                                              2,686              13,296
Carrizo Oil & Gas, Inc. (a)                                           6,570             157,286
Cheniere Energy, Inc. (a)                                             9,500              23,940
Cimarex Energy Co.                                                   11,330             749,819
Clayton Williams Energy, Inc. (a)                                     1,500              75,885
Cobalt International Energy, Inc. (a)                                39,300             375,315
Comstock Resources, Inc. (a)                                          6,600             148,434
Concho Resources, Inc. (a)                                           10,891             720,657
Contango Oil & Gas Co. (a)                                            1,767              88,633
Continental Resources, Inc. (a)                                       4,185             194,017
Delek US Holdings, Inc.                                               1,600              11,456
Delta Petroleum Corp. (a)(b)                                         24,435              19,221
Double Eagle Pete & Mining Co. (a)                                    4,983              21,925
EXCO Resources, Inc.                                                 22,430             333,534
Endeavour International Corp. (a)                                    20,400              26,316
Energen Corp.                                                         9,548             436,535
FX Energy, Inc. (a)                                                   5,900              24,426
Forest Oil Corp. (a)                                                 15,544             461,657
Frontier Oil Corp.                                                   13,398             179,533
GMX Resources Inc. (a)(b)                                             4,923              23,926
Gasco Energy, Inc. (a)                                                5,700               1,704
GeoMet, Inc. (a)                                                      7,532               6,492
GeoPetro Resources Co. (a)                                            9,626               4,717
GeoResources, Inc. (a)                                                1,532              24,359
Goodrich Petroleum Corp. (a)                                          4,098              59,708
Gulfport Energy Corp. (a)                                             3,900              53,976
Harvest Natural Resources, Inc. (a)                                   7,300              76,066
Holly Corp.                                                           5,700             163,875
Houston American Energy Corp.                                         2,100              21,000
Magnum Hunter Resources Corp. (a)                                    10,000              41,400
Mariner Energy, Inc. (a)                                             12,399             300,428
McMoRan Exploration Co. (a)                                          11,026             189,757
Newfield Exploration Co. (a)                                         18,692           1,073,668
Northern Oil And Gas, Inc. (a)                                        5,772              97,778
Oasis Petroleum, Inc. (a)                                             5,576             108,007
Panhandle Oil & Gas, Inc.                                             1,157              28,566
Penn Virginia Corp.                                                   6,800             109,072
PetroHawk Energy Corp. (a)                                           39,117             631,348
Petroleum Development Corp. (a)                                       3,590              99,084
Petroquest Energy, Inc. (a)                                           8,675              52,831
Plains Exploration & Production Co. (a)                              18,215             485,794
PostRock Energy Corp. (a)                                             2,589               8,570
Quicksilver Resources, Inc. (a)                                      15,260             192,276
Ram Energy Resources, Inc. (a)                                        7,700              12,012
Resolute Energy Corp. (a)                                             6,031              66,703
Rex Energy Corp. (a)                                                  5,500              70,400
Rosetta Resources, Inc. (a)                                           8,328             195,625
SM Energy Co.                                                         9,013             337,627
SandRidge Energy, Inc. (a)                                           48,511             275,542
Southern Union Co.                                                   14,676             353,105
Stone Energy Corp. (a)                                                5,609              82,621
Swift Energy Co. (a)                                                  4,774             134,054
Syntroleum Corp. (a)                                                  9,000              16,830
Toreador Resources Corp. (a)                                          4,100              45,838
Tri-Valley Corp. (a)                                                  9,954               6,669
Ultra Petroleum Corp. (a)                                            19,829             832,421
Vaalco Energy, Inc. (a)                                               7,329              42,068
Venoco, Inc. (a)                                                      2,700              53,001
W&T Offshore, Inc.                                                    4,494              47,636
Warren Resources, Inc. (a)                                           16,300              64,711
Western Refining, Inc. (a)(b)                                         5,927              31,057
Whiting Petroleum Corp. (a)                                           7,738             739,056
Zion Oil & Gas, Inc. (a)(b)                                           4,585              23,750
                                                                                   ------------
                                                                                     12,822,294
-----------------------------------------------------------------------------------------------
PERSONAL GOODS - 1.5%
Alberto-Culver Co.                                                   11,058             416,334
American Apparel, Inc. (a)                                            3,100               3,813
Carter's, Inc. (a)                                                    7,191             189,339
Charles & Colvard Ltd. (a)                                            4,480               9,901
Cherokee, Inc.                                                        2,400              43,776
Columbia Sportswear Co.                                               2,116             123,659
Crocs, Inc. (a)                                                      11,935             155,274
Culp, Inc. (a)                                                        2,100              20,580
Deckers Outdoor Corp. (a)                                             5,268             263,189
Elizabeth Arden, Inc. (a)                                             4,500              89,955
Fossil, Inc. (a)                                                      6,117             329,033
G-III Apparel Group, Ltd. (a)                                         1,726              54,162
Hanesbrands, Inc. (a)                                                11,952             309,079
Heelys, Inc. (a)                                                      3,956               9,494
Helen of Troy Ltd. (a)                                                4,500             113,805
Iconix Brand Group, Inc. (a)                                         10,781             188,667
Inter Parfums, Inc.                                                   2,450              43,095
Joe's Jeans, Inc. (a)                                                11,900              25,109
Jones Apparel Group, Inc.                                            10,600             208,184
K-Swiss, Inc., Class A (a)                                            3,200              40,800
Kenneth Cole Productions, Inc., Class A (a)                           2,900              48,343
Lacrosse Footwear, Inc.                                                 500               6,905
Lakeland Industries, Inc. (a)                                         1,210              11,072
Liz Claiborne, Inc. (a)(b)                                           12,689              77,149
Maidenform Brands, Inc. (a)                                           2,563              73,943
Movado Group, Inc. (a)                                                2,600              28,288
Orchids Paper Products Co. (a)                                        1,900              27,455
Oxford Industries, Inc.                                               1,900              45,182
Parlux Fragrances, Inc. (a)                                           3,918               8,816
Perry Ellis International, Inc. (a)                                   2,487              54,341
Phillips-Van Heusen Corp.                                             7,257             436,581
Phoenix Footwear Group, Inc. (a)                                      1,000                 340
Physicians Formula Holdings, Inc. (a)                                 3,138               9,602
Quiksilver, Inc. (a)                                                 14,934              58,392
Revlon, Inc., Class A (a)                                             2,189              27,625
Rocky Brands, Inc. (a)                                                1,000               7,620
Skechers U.S.A., Inc., Class A (a)                                    4,732             111,155
Steven Madden Ltd. (a)                                                4,050             166,293
Superior Uniform Group, Inc.                                          1,500              13,875
Tandy Brands Accessories, Inc. (a)                                    1,401               4,539
Timberland Co., Class A (a)                                           4,972              98,495
True Religion Apparel, Inc. (a)                                       4,200              89,628
Under Armour, Inc., Class A (a)(b)                                    5,274             237,541
Unifi, Inc. (a)                                                       4,272              19,267
Volcom, Inc. (a)                                                      2,200              42,064
The Warnaco Group, Inc. (a)                                           6,400             327,232
Weyco Group, Inc.                                                       700              16,954

--------------------------------------------------------------------------------
            QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010      17

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
PERSONAL GOODS (CONCLUDED)
Wolverine World Wide, Inc.                                            5,766        $    167,272
                                                                                   ------------
                                                                                      4,853,217
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 4.6%
AMAG Pharmaceuticals, Inc. (a)                                        3,200              55,072
ARCA Biopharma, Inc. (a)                                                511               1,952
ARYx Therapeutics, Inc. (a)                                           2,900               1,160
AVI BioPharma, Inc. (a)                                              19,500              35,880
Aastrom Biosciences, Inc. (a)                                         7,528              11,668
The Abraxis Bioscience, Inc. (a)                                      1,145              88,554
Acadia Pharmaceuticals, Inc. (a)                                      4,500               4,100
Achillion Pharmaceuticals, Inc. (a)                                   9,800              29,596
Acorda Therapeutics, Inc. (a)                                         6,819             225,163
Acura Pharmaceuticals, Inc. (a)(b)                                    2,600               6,474
Adolor Corp. (a)                                                      7,200               7,776
Affymax, Inc. (a)                                                     1,300               7,735
Affymetrix, Inc. (a)                                                 10,960              49,978
Akorn, Inc. (a)                                                       8,100              32,724
Albany Molecular Research, Inc. (a)                                   2,000              12,760
Alexion Pharmaceuticals, Inc. (a)                                    11,545             743,036
Alexza Pharmaceuticals, Inc. (a)                                      3,600              11,412
Alkermes, Inc. (a)                                                   14,200             208,030
Allos Therapeutics, Inc. (a)                                         13,000              61,360
Alnylam Pharmaceuticals, Inc. (a)                                     4,223              51,858
Amicus Therapeutics, Inc. (a)                                         1,700               6,647
Amylin Pharmaceuticals, Inc. (a)                                     17,715             369,358
Anadys Pharmaceuticals, Inc. (a)                                     10,400              24,128
Antigenics, Inc. (a)                                                 12,100              11,979
Ardea Biosciences, Inc. (a)                                           1,900              43,700
Arena Pharmaceuticals, Inc. (a)(b)                                   15,357              24,110
Ariad Pharmaceuticals, Inc. (a)                                      18,624              71,144
Arqule, Inc. (a)                                                      5,130              26,420
Array Biopharma, Inc. (a)                                            10,600              34,238
AspenBio Pharma, Inc. (a)                                             1,794                 915
Auxilium Pharmaceuticals, Inc. (a)                                    6,200             153,636
Avanir Pharmaceuticals, Inc. (a)                                      7,050              22,490
BioCryst Pharmaceuticals, Inc. (a)                                    3,937              19,449
Biodel, Inc. (a)                                                        600               3,180
BioMarin Pharmaceuticals, Inc. (a)                                   14,300             319,605
BioMimetic Therapeutics, Inc. (a)                                     1,750              19,950
Biosante Pharmaceuticals, Inc. (a)                                    9,451              15,878
CPEX Pharmaceuticals, Inc. (a)                                           90               2,073
Cadence Pharmaceuticals, Inc. (a)(b)                                  2,985              24,925
Caliper Life Sciences, Inc. (a)                                       4,957              19,778
Capstone Therapeutics Corp. (a)                                       4,100               3,731
Caraco Pharmaceutical Laboratories Ltd. (a)                           1,400               7,532
Cel-Sci Corp. (a)                                                    23,000              14,720
Celera Corp. (a)                                                      8,800              59,312
Cell Therapeutics, Inc. (a)                                          79,042              30,589
Celldex Therapeutics, Inc. (a)                                        7,466              29,864
Cerus Corp. (a)(b)                                                   10,900              41,856
Charles River Laboratories International, Inc. (a)                    8,266             274,018
Chelsea Therapeutics International, Inc. (a)                          7,185              36,787
Columbia Laboratories, Inc. (a)                                       7,400               8,066
Cubist Pharmaceuticals, Inc. (a)                                      8,200             191,798
Cumberland Pharmaceuticals, Inc. (a)                                    600               3,486
Curis, Inc. (a)                                                      14,000              19,180
Cypress Bioscience, Inc. (a)                                          7,500              28,875
Cytokinetics, Inc. (a)                                                4,200              11,088
Cytori Therapeutics, Inc. (a)                                         6,000              29,340
CytRx Corp. (a)                                                      24,700              18,523
Dendreon Corp. (a)                                                   17,617             725,468
Depomed, Inc. (a)                                                     7,300              32,704
Discovery Laboratories, Inc. (a)                                     26,500               5,671
Durect Corp. (a)                                                      7,200              18,288
Dusa Pharmaceuticals, Inc. (a)                                        4,249              10,410
Dyax Corp. (a)                                                       11,394              27,004
Dynavax Technologies Corp. (a)                                        8,211              14,862
Emergent Biosolutions, Inc. (a)                                       2,500              43,150
Endo Pharmaceuticals Holdings, Inc. (a)                              14,600             485,304
Entremed, Inc. (a)                                                    2,859              10,893
Enzo Biochem, Inc. (a)                                                3,973              15,097
Enzon Pharmaceuticals, Inc. (a)                                       7,400              83,250
EpiCept Corp. (a)                                                     4,465               2,844
Exact Sciences Corp. (a)                                              3,653              26,448
Exelixis, Inc. (a)                                                   12,569              49,270
Furiex Pharmaceuticals, Inc. (a)                                      1,275              14,382
GTx, Inc. (a)                                                         2,400               8,256
Gen-Probe, Inc. (a)                                                   6,300             305,298
General Liquidating Trust Certificates (a)                              566                   1
Genomic Health, Inc. (a)                                              2,100              28,056
GenVec, Inc. (a)                                                     21,538              12,923
Geron Corp. (a)                                                      14,100              77,973
Halozyme Therapeutics, Inc. (a)                                       9,281              71,557
Harbor BioSciences, Inc. (a)                                          2,300                 442
Harvard Bioscience, Inc. (a)                                          5,782              21,972
Helicos BioSciences Corp. (a)                                           500                 241
Hemispherx Biopharma, Inc. (a)                                        9,683               5,422
Hi-Tech Pharmacal Co., Inc. (a)                                       1,706              34,529
Human Genome Sciences, Inc. (a)                                      24,788             738,435
Idenix Pharmaceuticals, Inc. (a)                                      5,014              15,543
Idera Pharmaceuticals, Inc. (a)                                       3,919              12,894
Illumina, Inc. (a)(b)                                                15,992             786,806
ImmunoGen, Inc. (a)                                                  10,000              62,700
Immunomedics, Inc. (a)                                               13,200              42,504
Impax Laboratories, Inc. (a)                                          7,500             148,500
Incyte Corp. (a)                                                     16,185             258,798
Infinity Pharmaceuticals, Inc. (a)                                    2,563              14,122
Inovio Pharmaceuticals Inc. (a)                                      13,600              17,000
Insmed, Inc. (a)                                                     13,600               9,792
Inspire Pharmaceuticals, Inc. (a)                                     7,623              45,357
InterMune, Inc. (a)                                                   6,584              89,674
Ironwood Pharmaceuticals, Inc. (a)                                    1,602              16,308
Isis Pharmaceuticals, Inc. (a)                                       11,630              97,692
Ista Pharmaceuticals, Inc. (a)                                        5,300              21,730
Jazz Pharmaceuticals, Inc. (a)                                        2,709              29,068
K-V Pharmaceutical Co., Class A (a)                                   4,100               9,594
Keryx Biopharmaceuticals, Inc. (a)(b)                                 8,751              42,092
Lexicon Genetics, Inc. (a)                                           26,191              41,906
Ligand Pharmaceuticals, Inc., Class B (a)                            19,022              30,055
Luminex Corp. (a)                                                     5,300              84,800
MAP Pharmaceuticals, Inc. (a)                                         2,766              42,320
MannKind Corp. (a)(b)                                                 9,700              65,572

--------------------------------------------------------------------------------
18                 QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Marina Biotech, Inc. (a)(b)                                             847        $      2,024
Matrixx Initiatives, Inc. (a)                                           654               3,335
Maxygen, Inc. (a)                                                     6,900              39,951
Medicines Co. (a)                                                     7,977             113,273
Medicis Pharmaceutical Corp., Class A                                 7,500             222,375
Medivation, Inc. (a)                                                  5,359              69,667
Micromet, Inc. (a)                                                    9,545              64,142
Molecular Insight Pharmaceuticals, Inc. (a)                           3,700               2,997
Momenta Pharmaceuticals, Inc. (a)                                     4,634              69,742
Myrexis Inc. (a)                                                      6,400              24,704
Myriad Genetics, Inc. (a)                                            12,700             208,407
NPS Pharmaceuticals, Inc. (a)                                         7,075              48,393
Nabi Biopharmaceuticals (a)                                           5,700              27,360
Nektar Therapeutics (a)                                              11,407             168,481
Neurocrine Biosciences, Inc. (a)                                      6,273              38,014
Nile Therapeutics, Inc. (a)                                           4,900               3,062
Novavax, Inc. (a)(b)                                                 11,006              24,103
Obagi Medical Products, Inc. (a)                                      2,700              28,350
OncoGenex Pharmaceutical, Inc. (a)                                      876              13,000
Onyx Pharmaceuticals, Inc. (a)                                        8,200             216,316
Opko Health, Inc. (a)                                                16,308              36,530
Optimer Pharmaceuticals, Inc. (a)                                     3,700              33,929
Orchid Cellmark, Inc. (a)                                             3,008               4,602
Orexigen Therapeutics, Inc. (a)                                       6,800              40,324
Osiris Therapeutics, Inc. (a)                                         2,000              14,560
OxiGene, Inc. (a)                                                     2,000                 526
PDL BioPharma, Inc.                                                  18,700              98,362
Pain Therapeutics, Inc. (a)                                           4,500              27,810
Palatin Technologies, Inc. (a)                                        1,060               1,717
Par Pharmaceutical Cos., Inc. (a)                                     5,000             145,400
Peregrine Pharmaceuticals, Inc. (a)                                   5,773               8,371
Perrigo Co.                                                          11,100             712,842
Pharmacyclics, Inc. (a)                                               5,430              43,766
Pharmasset, Inc. (a)                                                  3,148              92,866
Poniard Pharmaceuticals, Inc. (a)                                       933                 560
Pozen, Inc. (a)                                                       3,300              23,364
Prestige Brands Holdings, Inc. (a)                                    3,900              38,571
Progenics Pharmaceuticals, Inc. (a)                                   3,200              16,160
Questcor Pharmaceuticals, Inc. (a)                                    6,900              68,448
RXi Pharmaceuticals Corp. (a)                                         2,727               7,826
Raptor Pharmaceutical Corp. (a)                                       3,969              11,709
Regeneron Pharmaceuticals, Inc. (a)                                   8,178             224,077
Repligen Corp. (a)                                                    5,927              20,211
Repros Therapeutics, Inc. (a)                                         1,300                 484
Rexahn Pharmaceuticals, Inc. (a)                                      5,000               5,850
Rigel Pharmaceuticals, Inc. (a)                                       5,589              47,003
SIGA Technologies, Inc. (a)(b)                                        5,935              50,210
Salix Pharmaceuticals Ltd. (a)                                        7,753             307,949
Sangamo Biosciences, Inc. (a)(b)                                      4,200              14,406
Santarus, Inc. (a)                                                    9,200              27,692
Savient Pharmaceuticals, Inc. (a)                                     9,384             214,612
Sciclone Pharmaceuticals, Inc. (a)                                    9,654              25,487
Seattle Genetics, Inc. (a)                                            9,757             151,526
Sequenom, Inc. (a)                                                    6,120              42,901
Somaxon Pharmaceuticals, Inc. (a)                                     3,000              11,670
Spectrum Pharmaceuticals, Inc. (a)                                    7,416              30,925
StemCells, Inc. (a)(b)                                               18,475              15,334
Strategic Diagnostics, Inc. (a)                                       5,000               8,200
Sucampo Pharmaceuticals, Inc., Class A (a)                              900               3,375
SuperGen, Inc. (a)                                                    5,416              11,319
Synta Pharmaceuticals Corp. (a)                                       2,100               8,379
Talecris Biotherapeutics Holdings Corp. (a)                           7,577             173,362
Targacept, Inc. (a)                                                   2,166              48,388
Techne Corp.                                                          4,805             296,613
Telik, Inc. (a)                                                       8,430               6,070
Theravance, Inc. (a)                                                  7,705             154,871
Threshold Pharmaceuticals, Inc. (a)                                   7,650               9,792
Transcept Pharmaceuticals, Inc. (a)                                     800               5,576
Trimeris, Inc. (a)                                                    6,486              16,345
Trubion Pharmaceuticals, Inc. (a)                                     3,113              14,164
United Therapeutics Corp. (a)                                         8,004             448,304
Vanda Pharmaceuticals, Inc. (a)                                       3,911              26,125
Vertex Pharmaceuticals, Inc. (a)                                     26,346             910,781
Vical, Inc. (a)                                                       7,500              16,725
ViroPharma, Inc. (a)                                                  9,004             134,250
Vivus, Inc. (a)(b)                                                   11,289              75,523
XOMA Ltd. (a)                                                         4,226              12,932
Xenoport, Inc. (a)                                                    3,000              21,330
ZymoGenetics, Inc. (a)                                                7,015              68,396
                                                                                   ------------
                                                                                     15,000,729
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES - 0.6%
American Realty Investors, Inc. (a)                                     500               4,060
Avatar Holdings, Inc. (a)                                             1,422              27,132
Brookfield Properties Corp.                                          33,410             518,523
Consolidated-Tomoka Land Co.                                            554              15,795
Forest City Enterprises, Inc., Class A (a)                           15,055             193,156
Forestar Group, Inc. (a)                                              5,133              87,518
Grubb & Ellis Co. (a)                                                 6,291               7,549
HFF, Inc., Class A (a)                                                2,700              25,056
Hilltop Holdings, Inc. (a)                                            5,680              54,414
Jones Lang LaSalle, Inc.                                              5,370             463,270
LoopNet, Inc. (a)                                                     4,000              47,360
Market Leader, Inc. (a)                                               2,578               5,569
Maui Land & Pineapple Co., Inc. (a)                                   2,116               9,797
Move, Inc. (a)                                                       17,315              38,612
Reis, Inc. (a)                                                        2,000              12,780
The St. Joe Co. (a)                                                  11,767             292,645
Stratus Properties, Inc. (a)                                            353               2,965
Tejon Ranch Co. (a)                                                   1,617              35,040
Thomas Properties Group, Inc.                                         5,227              18,660
Transcontinental Realty Investors, Inc. (a)                             393               3,533
ZipRealty, Inc. (a)                                                   1,958               5,659
                                                                                   ------------
                                                                                      1,869,093
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.1%
AMB Property Corp.                                                   21,360             565,399
ARMOUR Residential REIT, Inc.                                         1,879              13,191
Acadia Realty Trust                                                   4,529              86,051
Agree Realty Corp.                                                    2,200              55,550
Alexander's, Inc.                                                       551             173,995

--------------------------------------------------------------------------------
            QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010      19

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
Alexandria Real Estate Equities, Inc. (c)                            6,329         $    443,030
American Campus Communities, Inc.                                    7,275              221,451
American Capital Agency Corp.                                        3,490               92,729
Annaly Capital Management, Inc.                                     79,035            1,391,016
Anworth Mortgage Asset Corp.                                        17,800              126,914
Apollo Commercial Real Estate Finance, Inc.                          2,700               43,389
Arbor Realty Trust, Inc. (a)                                         4,611               23,239
Arlington Asset Investment Corp.                                       709               16,527
Ashford Hospitality Trust, Inc. (a)                                 10,700               96,835
Associated Estates Realty Corp.                                      4,700               65,706
BRE Properties                                                       8,139              337,768
BRT Realty Trust                                                     2,375               15,176
BioMed Realty Trust, Inc.                                           13,304              238,408
Brandywine Realty Trust                                             15,284              187,229
CBL & Associates Properties, Inc.                                   17,859              233,239
Camden Property Trust                                                8,957              429,667
Capital Trust, Inc. (a)                                              2,100                3,402
CapLease, Inc.                                                       7,022               39,253
Capstead Mortgage Corp.                                             10,600              115,222
Cedar Shopping Centers, Inc.                                         6,477               39,380
Chatham Lodging Trust (a)                                              301                5,602
Chesapeake Lodging Trust                                               696               11,387
Chimera Investment Corp.                                            89,160              352,182
Cogdell Spencer, Inc.                                                6,700               42,344
Colonial Properties Trust                                            7,602              123,076
Colony Financial, Inc.                                               2,800               51,744
CommonWealth REIT                                                    7,966              203,930
Corporate Office Properties Trust                                    8,947              333,813
Cousins Properties, Inc.                                            10,437               74,520
Cypress Sharpridge Investments, Inc.                                 3,516               46,939
DCT Industrial Trust, Inc.                                          23,226              111,253
Developers Diversified Realty Corp.                                 23,610              264,904
DiamondRock Hospitality Co.                                         17,384              164,974
Digital Realty Trust, Inc.                                          12,111              747,249
Douglas Emmett, Inc.                                                13,718              240,202
Duke Realty Corp.                                                   31,407              364,007
Dupont Fabros Technology, Inc.                                       7,190              180,828
Eastgroup Properties, Inc.                                           5,052              188,844
Education Realty Trust, Inc.                                        11,390               81,438
Entertainment Properties Trust                                       5,653              244,097
Equity Lifestyle Properties, Inc.                                    3,724              202,883
Equity One, Inc.                                                     5,254               88,687
Essex Property Trust, Inc.                                           4,614              504,956
Extra Space Storage, Inc.                                           12,160              195,046
Federal Realty Investment Trust                                      8,111              662,344
FelCor Lodging Trust, Inc. (a)                                      11,541               53,089
First Industrial Realty Trust, Inc. (a)                              6,700               33,969
First Potomac Realty Trust                                           4,016               60,240
Franklin Street Properties Corp.                                     9,131              113,407
Getty Realty Corp.                                                   2,828               75,875
Gladstone Commercial Corp.                                           3,000               51,480
Glimcher Realty Trust                                                8,100               49,815
Government Properties Income Trust                                   2,300               61,410
Gramercy Capital Corp. (a)                                           9,039               12,564
Hatteras Financial Corp.                                             5,700              162,279
Healthcare Realty Trust, Inc.                                        9,000              210,510
Hersha Hospitality Trust                                            18,100               93,758
Highwoods Properties, Inc.                                           9,950              323,076
Home Properties, Inc.                                                4,900              259,210
Hospitality Properties Trust                                        15,612              348,616
Inland Real Estate Corp.                                             9,292               77,216
InvesCo. Mortgage Capital, Inc.                                      3,300               71,016
Investors Real Estate Trust                                         12,068              101,130
iStar Financial, Inc. (a)                                           16,400               50,184
Kilroy Realty Corp.                                                  6,600              218,724
Kite Realty Group Trust                                              8,152               36,195
LaSalle Hotel Properties                                            11,223              262,506
Lexington Corporate Properties Trust                                13,049               93,431
LTC-Amerivest Liquidating Trust (a)                                  4,400                    -
LTC Properties, Inc.                                                 2,316               59,104
Liberty Property Trust                                              14,703              469,026
MFA Financial, Inc.                                                 39,200              299,096
MPG Office Trust, Inc. (a)                                           8,442               21,105
The Macerich Co.                                                    16,644              714,860
Mack-Cali Realty Corp.                                              10,470              342,474
Medical Properties Trust, Inc.                                      12,548              127,237
Mid-America Apartment Communities, Inc.                              4,300              250,604
Mission West Properties, Inc.                                        5,252               35,609
Monmouth Real Estate Investment Corp., Class A                       6,574               51,409
National Health Investors, Inc.                                      3,067              135,132
National Retail Properties, Inc.                                    11,991              301,094
Nationwide Health Properties, Inc.                                  15,098              583,840
New York Mortgage Trust, Inc.                                        3,300               20,823
NorthStar Realty Finance Corp.                                      10,985               41,084
Omega Healthcare Investors, Inc.                                    12,300              276,135
One Liberty Properties, Inc.                                         1,237               19,681
PMC Commercial Trust                                                 3,677               31,990
PS Business Parks, Inc.                                              2,435              137,748
Parkway Properties, Inc.                                             2,900               42,920
Pebblebrook Hotel Trust (a)                                          1,476               26,583
Pennsylvania Real Estate Investment Trust                            6,456               76,568
PennyMac Mortgage Investment Trust (d)                               1,950               34,885
Piedmont Office Realty Trust, Inc.                                   8,900              168,299
Post Properties, Inc.                                                7,204              201,136
Potlatch Corp.                                                       5,359              182,206
RAIT Investment Trust (a)                                            8,800               14,520
Ramco-Gershenson Properties Trust                                    4,276               45,796
Rayonier, Inc.                                                      10,496              526,059
Realty Income Corp.                                                 13,496              455,085
Redwood Trust, Inc.                                                 11,000              159,060
Regency Centers Corp.                                               12,100              477,587
Resource Capital Corp.                                               7,200               45,720
Roberts Realty Investors, Inc. (a)                                   1,339                2,035
SL Green Realty Corp.                                               10,382              657,492
Saul Centers, Inc.                                                   1,300               54,535
Senior Housing Properties Trust                                     17,500              411,250
Sovran Self Storage, Inc.                                            3,137              118,892
Starwood Property Trust, Inc.                                        5,231              103,940
Strategic Hotel Capital, Inc. (a)                                   15,995               67,819
Sun Communities, Inc.                                                3,600              110,520
Sunstone Hotel Investors, Inc. (a)                                  11,465              103,988

--------------------------------------------------------------------------------
20                 QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONCLUDED)
Supertel Hospitality, Inc. (a)                                        7,277        $      9,242
Tanger Factory Outlet Centers, Inc.                                   5,800             273,412
Taubman Centers, Inc.                                                 7,866             350,902
Terreno Realty Corp. (a)                                              2,300              41,906
U-Store-It Trust                                                      9,171              76,578
UDR, Inc.                                                            21,264             449,096
UMH Properties, Inc.                                                  2,648              28,439
Universal Health Realty Income Trust                                  1,541              53,026
Urstadt Biddle Properties, Inc.                                       1,300              20,475
Urstadt Biddle Properties, Inc., Class A                                900              16,272
Walter Investment Management Corp.                                    3,118              54,534
Washington Real Estate Investment Trust                               7,271             230,709
Weingarten Realty Investors                                          15,405             336,137
Winthrop Realty Trust                                                 4,248              52,505
                                                                                   ------------
                                                                                     23,358,894
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER  SERVICES - 5.0%
ACI Worldwide, Inc. (a)                                               3,874              86,739
AOL, Inc. (a)                                                        14,500             358,875
Accelrys, Inc. (a)                                                    5,775              40,194
Actuate Corp. (a)                                                     9,500              48,925
Advent Software, Inc. (a)                                             1,900              99,161
Allscripts Healthcare Solutions, Inc. (a)                            18,357             339,054
American Software, Class A                                            4,300              25,370
Analysts International Corp. (a)                                        683               1,571
Answers Corp. (a)                                                       800               4,928
Ansys, Inc. (a)                                                      11,610             490,522
ArcSight, Inc. (a)                                                    4,300             187,308
Ariba, Inc. (a)                                                      12,054             227,821
Art Technology Group, Inc. (a)                                       24,282             100,285
Aspen Technology, Inc. (a)                                            7,095              73,575
athenahealth, Inc. (a)(b)                                             4,600             151,892
Atrinsic, Inc. (a)                                                    2,231               1,071
Authentidate Holding Corp. (a)                                        2,000               1,260
BSQUARE Corp. (a)                                                     1,150               3,829
BigBand Networks, Inc. (a)                                           11,400              32,376
Blackbaud, Inc.                                                       4,748             114,142
Blackboard, Inc. (a)                                                  4,500             162,180
Bottomline Technologies, Inc. (a)                                     4,600              70,656
CACI International, Inc., Class A (a)                                 4,500             203,670
CSG Systems International, Inc. (a)                                   5,665             103,273
Cadence Design Systems, Inc. (a)                                     37,900             289,177
Callidus Software, Inc. (a)                                           5,054              21,581
Ciber, Inc. (a)                                                       3,800              11,438
Clearwire Corp., Class A (a)(b)                                      11,397              92,202
Cogent Communications Group, Inc. (a)                                 6,200              58,714
CommVault Systems, Inc. (a)                                           6,100             158,783
Computer Programs & Systems, Inc.                                     2,100              89,397
Concur Technologies, Inc. (a)                                         5,100             252,144
DST Systems, Inc.                                                     5,800             260,072
DealerTrack Holdings, Inc. (a)                                        4,612              78,773
Delrek, Inc. (a)                                                      3,816              30,566
DemandTec, Inc. (a)                                                   2,500              23,525
Diamond Management & Technology Consultants, Inc.                     3,000              37,500
Digimarc Corp. (a)                                                    1,700              39,882
Digital River, Inc. (a)                                               5,056             172,106
DivX, Inc. (a)                                                        4,500              42,885
Dynamics Research Corp. (a)                                           1,400              14,392
EPIQ Systems, Inc.                                                    3,400              41,684
EarthLink, Inc.                                                      16,900             153,621
Ebix, Inc. (a)(b)                                                     4,638             108,761
Epicor Software Corp. (a)                                             5,700              49,590
Equinix, Inc. (a)                                                     5,765             590,048
Evolve Software, Inc. (a)                                                 2                   -
Evolving Systems, Inc.                                                1,600              12,032
Fair Isaac Corp.                                                      5,430             133,904
FalconStor Software, Inc. (a)                                         5,800              17,748
Forrester Research, Inc. (a)                                          2,000              66,160
Fortinet, Inc. (a)                                                    6,520             163,000
GSE Systems, Inc. (a)                                                 2,877               9,695
Gartner, Inc., Class A (a)                                            7,973             234,725
Guidance Software, Inc. (a)                                           3,000              17,520
The Hackett Group, Inc. (a)                                           7,300              30,149
IAC/InterActiveCorp. (a)                                             10,143             266,457
iGate Corp.                                                           4,600              83,444
Imergent, Inc.                                                        1,800               8,892
Immersion Corp. (a)                                                   4,800              28,368
Informatica Corp. (a)                                                12,400             476,284
Infospace, Inc. (a)                                                   6,140              53,172
Innodata Corp. (a)                                                    4,300              11,868
Interactive Intelligence, Inc. (a)                                    2,100              36,960
Internap Network Services Corp. (a)                                   9,610              47,185
Internet Capital Group, Inc. (a)                                      4,275              47,153
Ipass, Inc.                                                          11,801              14,397
Isilon Systems, Inc. (a)                                              5,100             113,628
j2 Global Communications, Inc. (a)                                    7,000             166,530
JDA Software Group, Inc. (a)                                          6,066             153,834
KIT Digital, Inc. (a)                                                 1,099              13,177
Kenexa Corp. (a)                                                      4,000              70,080
Keynote Systems, Inc.                                                 3,600              41,832
Lawson Software, Inc. (a)                                            17,248             146,091
Limelight Networks, Inc. (a)                                          7,100              41,748
LivePerson, Inc. (a)                                                  5,600              47,040
LogMeIn, Inc. (a)                                                     1,933              69,549
LookSmart, Ltd. (a)                                                   1,342               2,711
Magma Design Automation, Inc. (a)                                    11,071              40,963
Manhattan Associates, Inc. (a)                                        4,000             117,400
Mastech Holdings, Inc. (a)                                              688               2,064
MedAssets, Inc. (a)                                                   5,209             109,597
Medidata Solutions, Inc. (a)                                          3,800              72,960
Mentor Graphics Corp. (a)                                            11,832             125,064
Merge Healthcare, Inc. (a)                                            5,319              15,425
Meru Networks, Inc. (a)                                                 887              15,292
MicroStrategy, Inc., Class A (a)                                      1,490             129,049
Monotype Imaging Holdings, Inc. (a)                                   1,914              17,513
NCI, Inc., Class A (a)                                                1,800              34,056
NIC, Inc.                                                             5,194              43,058
NaviSite, Inc. (a)                                                    3,902              13,072
NetScout Systems, Inc. (a)                                            3,308              67,847
NetSuite, Inc. (a)                                                    3,179              74,929
Nuance Communications, Inc. (a)                                      31,142             487,061

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          QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010      21

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONTINUED)
Openwave Systems, Inc. (a)                                            6,061        $     10,304
Opnet Technologies, Inc.                                              3,600              65,340
PC-Tel, Inc. (a)                                                      2,300              14,122
PDF Solutions, Inc. (a)                                               2,280               8,436
PROS Holdings, Inc. (a)                                               1,800              16,704
Parametric Technology Corp. (a)                                      16,300             318,502
Pegasystems, Inc.                                                     3,150              97,807
Perficient, Inc. (a)                                                  3,400              31,076
Phoenix Technologies Ltd. (a)                                         3,200              12,480
Premiere Global Services, Inc. (a)                                    6,777              47,981
Progress Software Corp. (a)                                           5,793             191,748
QAD, Inc.                                                             1,700               7,072
QLIK Technologies, Inc. (a)                                           1,737              38,301
Quality Systems, Inc. (b)                                             3,142             208,346
Quest Software, Inc. (a)                                              9,600             236,064
Rackspace Hosting, Inc. (a)(b)                                       12,849             333,817
Renaissance Learning, Inc.                                            1,700              17,323
RightNow Technologies, Inc. (a)                                       4,100              80,770
Rosetta Stone, Inc. (a)                                               2,735              58,091
Rovi Corp. (a)                                                       14,592             735,583
S1 Corp. (a)                                                          6,000              31,260
SAVVIS, Inc. (a)                                                      4,720              99,498
SRA International, Inc., Class A (a)                                  4,730              93,276
SRS Labs Inc. (a)                                                     2,800              26,152
Saba Software, Inc. (a)                                               3,529              19,198
Sapient Corp.                                                        11,054             132,316
Scientific Learning Corp. (a)                                           100                 469
Selectica, Inc. (a)                                                     570               2,782
Smith Micro Software, Inc. (a)                                        3,200              31,808
SolarWinds, Inc. (a)                                                  4,800              82,848
Solera Holdings, Inc.                                                 8,712             384,722
Sonic Solutions, Inc. (a)(b)                                          4,826              54,920
Sourcefire, Inc. (a)                                                  5,916             170,617
SuccessFactors, Inc. (a)                                              6,797             170,673
Support.com Inc. (a)                                                  5,000              22,900
Synchronoss Technologies, Inc. (a)                                    2,734              48,692
Synopsys, Inc. (a)                                                   19,905             493,047
Syntel, Inc.                                                          2,965             131,942
TIBCO Software, Inc. (a)                                             24,667             437,593
Taleo Corp., Class A (a)                                              4,800             139,152
TechTeam Global, Inc. (a)                                             2,300              16,077
TeleCommunication Systems, Inc., Class A (a)                          7,900              30,889
Terremark Worldwide, Inc. (a)                                         5,082              52,548
Tyler Technologies, Inc. (a)                                          4,000              80,640
Ultimate Software Group, Inc. (a)                                     3,100             119,784
Unica Corp. (a)                                                         590              12,378
Unisys Corp. (a)                                                      4,737             132,162
United Online, Inc.                                                  10,394              59,454
VASCO Data Security International, Inc. (a)                           3,300              21,450
VMware, Inc. (a)                                                      8,172             694,130
VirnetX Holding Corp.                                                 4,400              64,592
Virtusa Corp. (a)                                                     2,700              26,163
Vital Images, Inc. (a)                                                3,400              44,982
Vocus, Inc. (a)                                                       2,300              42,504
Wave Systems Corp., Class A (a)                                       8,671              19,423
Web.Com Group, Inc. (a)                                               5,723              31,476
Websense, Inc. (a)                                                    4,700              83,378
Zanett, Inc. (a)                                                        125                 200
Zix Corp. (a)                                                        15,000              42,600
                                                                                   ------------
                                                                                     16,214,763
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES - 4.2%
A.M. Castle & Co. (a)                                                 2,000              26,500
ABM Industries, Inc.                                                  5,000             107,950
AMN Healthcare Services, Inc. (a)                                     4,420              22,719
AMREP Corp. (a)                                                         500               6,145
APAC Customer Services, Inc. (a)                                      3,400              19,244
ATG, Inc. (a)                                                         1,100                   -
Acacia Research - Acacia Technologies (a)                             3,870              68,112
Administaff, Inc.                                                     2,500              67,325
The Advisory Board Co. (a)                                            2,800             123,620
Alliance Data Systems Corp. (a)(b)                                    7,113             464,194
American Dental Partners, Inc. (a)                                    1,500              18,090
American Reprographics Co. (a)                                        4,200              32,970
Applied Industrial Technologies, Inc.                                 4,300             131,580
Arcadia Resources, Inc. (a)                                          18,770               7,461
Barnes Group, Inc.                                                    4,776              84,010
Barrett Business Services, Inc.                                         800              12,152
Black Box Corp.                                                       1,900              60,914
Bowne & Co., Inc.                                                     3,646              41,309
The Brink's Co.                                                       6,600             151,800
Broadridge Financial Solutions LLC                                   17,000             388,790
CBIZ, Inc. (a)                                                        6,545              38,812
CDI Corp.                                                             1,500              19,380
CRA International, Inc. (a)                                           1,400              25,270
Cardtronics, Inc. (a)                                                 2,592              39,995
Casella Waste Systems, Inc. (a)                                       6,600              27,720
Cass Information Systems, Inc.                                          500              17,155
Cenveo, Inc. (a)                                                      6,720              33,802
Champion Industries, Inc. (a)                                         1,641               1,871
Clean Harbors, Inc. (a)                                               3,100             210,025
Coinstar, Inc. (a)(b)                                                 4,600             197,754
Comfort Systems USA, Inc.                                             4,400              47,212
Consolidated Graphics, Inc. (a)                                       1,872              77,594
Convergys Corp. (a)                                                  16,900             176,605
CoreLogic, Inc. (a)                                                  16,289             312,097
Corporate Executive Board Co.                                         5,500             173,580
Corrections Corp. of America (a)                                     15,800             389,944
CoStar Group, Inc. (a)                                                2,741             133,514
Crawford & Co., Class B (a)                                           3,200               7,776
Cross Country Healthcare, Inc. (a)                                    3,600              25,884
DXP Enterprises, Inc. (a)                                             1,600              30,368
Deluxe Corp.                                                          5,962             114,053
Dice Holdings, Inc. (a)                                               3,100              26,288
DigitalGlobe, Inc. (a)                                                3,033              92,203
Document Security Systems, Inc. (a)                                   2,500               8,425
ENGlobal Corp. (a)                                                    3,993              10,062
Emdeon, Inc., Class A (a)                                             4,740              57,733
EnergySolutions, Inc.                                                 8,400              42,252
Ennis, Inc.                                                           2,607              46,639
Euronet Worldwide, Inc. (a)                                           6,202             111,574
ExlService Holdings, Inc. (a)                                         2,300              44,735
Exponent, Inc. (a)                                                    1,700              57,103
FTI Consulting, Inc. (a)                                              7,150             248,033
Franklin Covey Co. (a)                                                3,300              26,235
Frontline Capital Group (a)                                             300                   -

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22                  QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES (CONTINUED)
Fuel Tech, Inc. (a)                                                   4,100        $     25,707
Furmamite Corp. (a)                                                   3,973              19,388
G&K Services, Inc., Class A                                           3,500              80,010
GP Strategies Corp. (a)                                               3,400              30,906
Genpact Ltd. (a)                                                     12,627             223,877
The Geo Group, Inc. (a)                                              11,440             267,124
GeoEye, Inc. (a)                                                      2,622             106,139
Global Cash Access, Inc. (a)                                          4,400              17,952
Global Payments, Inc.                                                10,920             468,359
Harris Interactive, Inc. (a)                                          5,558               5,225
Heartland Payment Systems, Inc.                                       4,038              61,458
Heidrick & Struggles International, Inc.                              2,800              54,544
Hewitt Associates, Inc., Class A (a)                                 12,011             605,715
Hudson Highland Group, Inc. (a)                                       3,213              11,053
Huron Consulting Group, Inc. (a)                                      3,400              74,766
ICF International, Inc. (a)                                           2,100              52,647
Innerworkings, Inc. (a)                                               4,400              28,908
Interline Brands, Inc. (a)                                            3,600              64,944
Jack Henry & Associates, Inc.                                        11,800             300,900
Kaman Corp., Class A                                                  2,895              75,878
Kelly Services, Inc., Class A (a)                                     4,900              57,477
Kforce, Inc. (a)                                                      4,070              55,840
Korn/Ferry International (a)                                          6,600             109,164
LECG Corp. (a)                                                        6,922               7,614
Lawson Products, Inc.                                                   534               8,154
Lender Processing Services, Inc.                                     12,400             412,052
Lincoln Educational Services Corp. (a)                                1,872              26,976
Lionbridge Technologies, Inc. (a)                                     9,400              40,420
M&F Worldwide Corp. (a)                                               1,600              38,960
MAXIMUS, Inc.                                                         2,700             166,266
MSC Industrial Direct Co., Class A                                    5,846             315,918
MWI Veterinary Supply, Inc. (a)                                       1,676              96,739
Management Network Group, Inc. (a)                                      780               2,301
Manpower, Inc.                                                       10,941             571,120
McGrath RentCorp                                                      2,455              58,797
Metalico, Inc. (a)                                                    7,500              28,725
Michael Baker Corp. (a)                                                 900              29,664
Mistras Group, Inc. (a)                                               2,500              28,950
Mobile Mini, Inc. (a)                                                 4,240              65,042
Moduslink Global Solutions, Inc. (a)                                  5,070              32,195
Nalco Holding Co.                                                    18,300             461,343
Navigant Consulting, Inc. (a)                                         5,200              60,476
NeuStar, Inc., Class A (a)                                            8,400             208,824
Odyssey Marine Exploration, Inc. (a)                                 13,461              24,768
On Assignment, Inc. (a)                                               3,217              16,889
Online Resources Corp. (a)                                            1,900               8,436
PRGX Global, Inc. (a)                                                 4,070              23,077
Park-Ohio Holdings Corp. (a)                                          1,500              19,950
Perma-Fix Environmental Services (a)                                  8,497              14,190
PowerSecure International, Inc. (a)                                   4,300              39,818
Quad/Graphics, Inc. (a)                                               3,323             155,251
RINO International Corp. (a)                                          1,400              19,530
RSC Holdings, Inc. (a)                                                5,708              42,582
Rentrak Corp. (a)                                                       565              14,278
Resources Connection, Inc.                                            5,288              72,763
SFN Group, Inc. (a)                                                   5,700              34,257
SYKES Enterprises, Inc. (a)                                           6,153              83,558
Schnitzer Steel Industries, Inc., Class A                             3,150             152,082
School Specialty, Inc. (a)                                            3,300              42,933
Sharps Compliance Corp. (a)                                           3,400              17,170
The Standard Register Co.                                             1,800               5,256
Startek, Inc. (a)                                                       800               3,344
Team, Inc. (a)                                                        2,100              36,141
TeleTech Holdings, Inc. (a)                                           4,000              59,360
Tetra Tech, Inc. (a)                                                  9,025             189,254
Thomas Group, Inc. (a)                                                  400                 652
Tier Technologies, Inc., Class B (a)                                  2,000              11,080
Towers Watson & Co.                                                   5,440             267,539
TrueBlue, Inc. (a)                                                    5,100              69,615
URS Corp. (a)                                                        10,650             404,487
US Ecology, Inc.                                                      2,360              37,760
Unifirst Corp.                                                        2,200              97,130
United Rentals, Inc. (a)                                              9,860             146,322
United Stationers, Inc. (a)                                           2,893             154,804
Universal Technical Institute, Inc.                                   2,655              51,905
Verisk Analytics, Inc. (a)                                           13,084             366,483
Viad Corp.                                                            2,250              43,515
VistaPrint NV (a)                                                     5,298             204,768
Volt Information Sciences, Inc. (a)                                   1,600              11,520
Waste Connections, Inc. (a)                                          10,125             401,557
Wright Express Corp. (a)                                              4,300             153,553
                                                                                   ------------
                                                                                     13,662,672
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
3D Systems Corp. (a)                                                  2,200              34,562
ADC Telecommunications, Inc. (a)                                     14,307             181,270
ATMI, Inc. (a)                                                        3,500              52,010
AXT, Inc. (a)                                                         3,201              21,191
Acme Packet, Inc. (a)                                                 5,500             208,670
Actel Corp. (a)                                                       2,900              46,255
Adtran, Inc.                                                          9,080             320,524
Advanced Analogic Technologies, Inc. (a)                              5,000              17,550
Advanced Energy Industries, Inc. (a)                                  3,944              51,509
Agilysys, Inc.                                                        3,300              21,450
Alliance Fiber Optic Products, Inc.                                   1,535              12,652
Amkor Technology, Inc. (a)                                           13,257              87,098
Amtech Systems, Inc. (a)                                              2,800              50,288
Anadigics, Inc. (a)                                                  11,700              71,253
Applied Micro Circuits Corp. (a)                                     10,875             108,750
Arris Group, Inc. (a)                                                15,428             150,732
Aruba Networks, Inc. (a)                                              8,244             175,927
Atheros Communications, Inc. (a)                                      8,347             219,943
Atmel Corp. (a)                                                      56,800             452,128
Audiovox Corp., Class A (a)                                           2,200              15,048
AuthenTec, Inc. (a)                                                   3,100               5,146
Aviat Networks, Inc. (a)                                              8,900              36,401
Aware, Inc. (a)                                                         900               2,394
Axcelis Technologies, Inc. (a)                                       19,500              37,635
Blue Coat Systems, Inc. (a)                                           5,840             140,510
Brightpoint, Inc. (a)                                                10,759              75,205
Brocade Communications Systems, Inc. (a)                             57,757             337,301
Brooks Automation, Inc. (a)                                           6,782              45,507
Cabot Microelectronics Corp. (a)                                      3,411             109,766

--------------------------------------------------------------------------------
             QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010      23

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
CalAmp Corp. (a)                                                      4,958        $    12,742
Cavium Networks, Inc. (a)                                             7,379            212,220
Ceva, Inc. (a)                                                        2,103             30,073
Ciena Corp. (a)                                                      11,843            184,396
Cirrus Logic, Inc. (a)                                               10,600            189,104
Cohu, Inc.                                                            2,400             30,216
Compellent Technologies, Inc. (a)                                     2,800             50,904
Comtech Telecommunications Corp. (a)                                  4,100            112,135
Concurrent Computer Corp. (a)                                         2,313             15,358
Conexant Systems, Inc. (a)                                            8,302             13,615
Cray, Inc. (a)                                                        3,675             24,255
Cree, Inc. (a)                                                       12,596            683,837
Cymer, Inc. (a)                                                       4,505            167,045
Cypress Semiconductor Corp. (a)                                      20,153            253,525
DSP Group, Inc. (a)                                                   3,900             27,300
Dataram Corp. (a)                                                       100                177
Diebold, Inc.                                                         8,895            276,546
Digi International, Inc. (a)                                          2,800             26,572
Diodes, Inc. (a)                                                      3,974             67,916
Ditech Networks, Inc. (a)                                             5,500              7,260
Dot Hill Systems Corp. (a)                                            6,865              9,611
Dycom Industries, Inc. (a)                                            4,133             41,289
EMS Technologies, Inc. (a)                                            2,297             42,793
EchoStar Holding Corp. (a)                                            5,166             98,567
Electronics for Imaging, Inc. (a)                                     5,600             67,872
Emcore Corp. (a)                                                      8,600              6,889
Emulex Corp. (a)                                                     11,000            114,840
EndWare Corp. (a)                                                     1,606              3,565
Entegris, Inc. (a)                                                   14,951             69,821
Entropic Communications, Inc. (a)                                     5,700             54,720
Exar Corp. (a)                                                        5,457             32,687
Extreme Networks, Inc. (a)                                           13,000             40,430
F5 Networks, Inc. (a)                                                10,500          1,090,005
FSI International, Inc. (a)                                           9,000             23,940
Fairchild Semiconductor International, Inc. (a)                      16,602            156,059
Finisar Corp. (a)                                                    10,520            197,671
Formfactor, Inc. (a)                                                  7,600             65,360
GSI Technology, Inc. (a)                                              2,700             15,471
GTSI Corp. (a)                                                        1,700             11,985
Gerber Scientific, Inc. (a)                                           3,800             23,446
Globecomm Systems, Inc. (a)                                           2,300             19,251
Harmonic, Inc. (a)                                                   11,696             80,468
Hittite Microwave Corp. (a)                                           3,289            156,721
Hughes Communications, Inc. (a)                                       1,107             30,166
Hutchinson Technology, Inc. (a)                                       5,295             18,374
Hypercom Corp. (a)                                                    4,587             29,816
ICO Global Communications Holdings Ltd. (a)                          18,205             29,856
ID Systems, Inc. (a)                                                  1,600              3,184
iGO, Inc. (a)                                                         4,128              8,091
IXYS Corp. (a)                                                        2,700             25,785
Identive Group, Inc. (a)                                              1,712              3,099
Ikanos Communications, Inc. (a)                                       5,800              6,902
Imation Corp. (a)                                                     3,300             30,789
Infinera Corp. (a)                                                   12,144            141,720
Infosonics Corp. (a)                                                  3,600              2,232
Ingram Micro, Inc., Class A (a)                                      22,230            374,798
Insight Enterprises, Inc. (a)                                         4,839             75,682
Integral Systems, Inc. (a)                                            4,380             32,324
Integrated Device Technology, Inc. (a)                               25,670            150,169
Integrated Silicon Solutions, Inc. (a)                                5,470             47,097
InterDigital, Inc. (a)                                                6,100            180,621
Intermec, Inc. (a)                                                    5,640             69,146
International Rectifier Corp. (a)                                     8,283            174,688
Intersil Corp., Class A                                              17,515            204,750
Ixia (a)                                                              4,189             51,944
KVH Industries, Inc. (a)                                              3,100             46,531
Kopin Corp. (a)                                                       6,675             23,696
Kulicke & Soffa Industries, Inc. (a)                                 11,200             69,328
LRAD Corp. (a)                                                        4,968              7,800
LTX-Credence Corp. (a)                                               22,835             47,725
Lam Research Corp. (a)                                               16,117            674,496
Lantronix, Inc. (a)                                                   1,124              3,732
LaserCard Corp. (a)                                                   2,995             14,346
Lattice Semiconductor Corp. (a)                                      22,370            106,257
Loral Space & Communications Ltd. (a)                                 1,400             73,080
MIPS Technologies, Inc. (a)                                          10,300            100,219
MKS Instruments, Inc. (a)                                             6,953            125,015
Marvell Technology Group Ltd. (a)                                    71,134          1,245,556
Mattson Technology, Inc. (a)                                          5,200             14,300
Maxim Integrated Products, Inc.                                      41,400            766,314
MaxLinear, Inc., Class A (a)                                            397              4,454
Mercury Computer Systems, Inc. (a)                                    2,538             30,532
Micrel, Inc.                                                          7,660             75,528
Micros Systems, Inc. (a)                                             10,157            429,946
Microsemi Corp. (a)                                                   9,842            168,790
Microtune, Inc. (a)                                                   2,000              5,800
Mindspeed Technologies, Inc. (a)                                      5,593             43,458
Monolithic Power Systems, Inc. (a)                                    5,700             93,081
MoSys, Inc. (a)                                                       1,855              9,052
NCR Corp. (a)                                                        21,674            295,417
NETGEAR, Inc. (a)                                                     4,500            121,545
Nanometrics, Inc. (a)                                                 3,600             54,180
Netezza Corp. (a)                                                     7,269            195,900
NetList, Inc. (a)                                                     1,850              5,513
Netlogic Microsystems, Inc. (a)                                       7,758            213,966
Network Engines, Inc. (a)                                             7,500             10,950
Network Equipment Technologies, Inc. (a)                              3,138             10,826
Neutral Tandem, Inc. (a)                                              4,771             57,013
Novatel Wireless, Inc. (a)                                            5,930             46,728
ON Semiconductor Corp. (a)                                           54,299            391,496
Occam Networks, Inc. (a)                                              1,538             12,043
Oclaro, Inc. (a)                                                      8,454            135,349
Omnivision Technologies, Inc. (a)                                     7,672            176,763
Oplink Communications, Inc. (a)                                       2,200             43,648
OpNext, Inc. (a)                                                      3,400              5,338
Optical Cable Corp. (a)                                                 589              1,673
Overland Storage, Inc. (a)                                            1,956              3,012
PAR Technology Corp. (a)                                              1,000              6,150
PC Connection, Inc. (a)                                               3,000             20,490
PLX Technology, Inc. (a)                                              2,900             10,498
PMC-Sierra, Inc. (a)                                                 27,790            204,534
ParkerVision, Inc. (a)                                                4,428              3,232
Performance Technologies, Inc. (a)                                    1,109              2,384
Pericom Semiconductor Corp. (a)                                       3,200             27,808

--------------------------------------------------------------------------------
24               QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
Photronics, Inc. (a)                                                  8,900        $     47,081
Pixelworks, Inc. (a)                                                  1,100               3,773
Plantronics, Inc.                                                     5,762             194,640
Polycom, Inc. (a)                                                    11,629             317,239
Power Integrations, Inc.                                              6,279             199,609
Preformed Line Products Co.                                             400              13,948
Presstek, Inc. (a)                                                    4,011               8,784
Quantum Corp. (a)                                                    23,556              49,939
QuickLogic Corp. (a)                                                  4,828              24,768
RF Micro Devices, Inc. (a)                                           30,886             189,640
Radiant Systems, Inc. (a)                                             3,100              53,010
Radisys Corp. (a)                                                     2,800              26,376
Rambus, Inc. (a)                                                     14,480             301,763
Rimage Corp. (a)                                                      1,600              26,304
Riverbed Technology, Inc. (a)                                         9,127             416,009
Rudolph Technologies, Inc. (a)                                        5,828              48,431
STEC, Inc. (a)(b)                                                     4,949              61,615
SYNNEX Corp. (a)                                                      2,340              65,848
ScanSource, Inc. (a)                                                  3,174              88,047
SeaChange International, Inc. (a)                                     3,100              22,971
Seagate Technology (a)                                               66,332             781,391
Semtech Corp. (a)                                                     6,772             136,727
Shoretel, Inc. (a)                                                    1,700               8,432
Sigma Designs, Inc. (a)                                               5,100              58,599
Silicon Graphics International Corp. (a)                              5,400              41,904
Silicon Image, Inc. (a)                                               8,200              39,196
Silicon Laboratories, Inc. (a)                                        5,700             208,905
Skyworks Solutions, Inc. (a)                                         23,664             489,372
Smart Modular Technologies WWH, Inc. (a)                              4,239              25,561
Sonic Foundry, Inc. (a)                                                 650               6,591
Sonus Networks, Inc. (a)                                             28,439             100,390
Standard Microsystems Corp. (a)                                       2,652              60,492
Stratasys, Inc. (a)                                                   3,240              89,813
Super Micro Computer, Inc. (a)                                        3,900              40,521
Superconductor Technologies, Inc. (a)                                 1,818               3,091
Supertex, Inc. (a)                                                    2,816              62,290
Sycamore Networks, Inc.                                               2,030              65,792
Symmetricom, Inc. (a)                                                 4,876              27,891
Synaptics, Inc. (a)(b)                                                4,844             136,310
Syniverse Holdings, Inc. (a)                                          8,329             188,818
Systemax, Inc.                                                        1,200              14,736
TNS, Inc. (a)                                                         2,800              47,460
Tech Data Corp. (a)                                                   7,100             286,130
Tegal Corp. (a)                                                       2,046                 900
Tekelec (a)                                                          10,100             130,896
Telular Corp. (a)                                                     4,030              12,292
Tessera Technologies, Inc. (a)                                        7,288             134,828
Transact Technologies, Inc. (a)                                       1,140               9,120
Transwitch Corp. (a)                                                  2,816               7,519
Trident Microsystems, Inc. (a)                                        6,900              11,799
TriQuint Semiconductor, Inc. (a)                                     22,470             215,712
UTStarcom, Inc. (a)(b)                                               13,746              29,829
Ultra Clean Holdings, Inc. (a)                                        3,700              31,894
Ultratech, Inc. (a)                                                   3,900              66,690
Varian Semiconductor Equipment Associates, Inc. (a)                   9,350             269,093
Veraz Networks, Inc. (a)                                              3,300               4,488
VeriFone Systems, Inc. (a)                                           10,520             326,856
Viasat, Inc. (a)                                                      4,900             201,439
Volterra Semiconductor Corp. (a)                                      4,200              90,384
Westell Technologies, Inc., Class A (a)                               9,681              22,266
Zhone Technologies, Inc. (a)                                          4,204               8,744
Zoran Corp. (a)                                                       5,661              43,250
                                                                                   ------------
                                                                                     22,522,263
-----------------------------------------------------------------------------------------------
TOBACCO - 0.1%
Alliance One International, Inc. (a)                                 13,500              56,025
Schweitzer-Mauduit International, Inc.                                2,400             139,944
Star Scientific, Inc. (a)(b)                                         12,395              26,030
Universal Corp.                                                       3,645             146,128
Vector Group Ltd.                                                     6,653             124,407
                                                                                   ------------
                                                                                        492,534
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE - 4.5%
AFC Enterprises, Inc. (a)                                             2,800              34,720
AMR Corp. (a)                                                        42,193             264,550
AirTran Holdings, Inc. (a)                                           17,453             128,280
Alaska Air Group, Inc. (a)                                            4,118             210,142
Allegiant Travel Co. (b)                                              3,207             135,720
Ambassadors Group, Inc.                                               2,500              28,350
Ambassadors International, Inc. (a)                                     225                 405
Ameristar Casinos, Inc.                                               2,959              51,635
Avis Budget Group, Inc. (a)                                          13,773             160,455
BJ's Restaurants, Inc. (a)                                            3,800             107,008
Bally Technologies, Inc. (a)                                          6,700             234,165
Benihana, Inc. (a)                                                      615               4,766
Benihana, Inc., Class A (a)                                           2,630              19,962
Biglari Holdings, Inc. (a)                                              263              86,435
Bluegreen Corp. (a)                                                   1,100               3,069
Bob Evans Farms, Inc.                                                 3,300              92,631
Boyd Gaming Corp. (a)                                                 6,654              48,242
Brinker International, Inc.                                          12,600             237,636
Buffalo Wild Wings, Inc. (a)                                          2,900             138,881
Burger King Holdings, Inc.                                           12,000             286,560
CEC Entertainment, Inc. (a)                                           2,650              90,975
California Pizza Kitchen, Inc. (a)                                    4,900              83,594
Carmike Cinemas, Inc. (a)                                             2,500              21,800
Century Casinos, Inc. (a)                                             5,916              12,246
The Cheesecake Factory, Inc. (a)                                      8,317             220,151
Chipotle Mexican Grill, Inc., Class A (a)                             3,947             678,884
Choice Hotels International, Inc.                                     4,055             147,845
Churchill Downs, Inc.                                                 1,238              44,221
Cinemark Holdings, Inc.                                               6,564             105,680
Continental Airlines, Inc., Class B (a)                              18,216             452,485
Cosi, Inc. (a)(b)                                                     6,845               5,941
Cracker Barrel Old Country Store, Inc.                                3,315             168,269
Delta Air Lines, Inc. (a)                                           102,148           1,189,003
Denny's Corp. (a)                                                    10,600              32,966
DineEquity, Inc. (a)                                                  3,380             152,032
Dollar Thrifty Automotive Group, Inc. (a)                             3,635             182,259
Domino's Pizza, Inc. (a)                                              4,800              63,456
Dover Downs Gaming & Entertainment, Inc.                              3,116              10,594

--------------------------------------------------------------------------------
             QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010      25

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE (CONTINUED)
Dover Motorsports, Inc. (a)                                           4,712        $      8,623
Einstein Noah Restaurant Group, Inc. (a)                              1,100              11,660
Empire Resorts, Inc. (a)                                              5,300               5,883
Entertainment Gaming Asia, Inc. (a)                                   7,758               2,032
ExpressJet Holdings, Inc. (a)                                           714               4,762
Famous Dave's of America, Inc. (a)                                    2,500              23,775
Flanigan's Enterprises, Inc. (a)                                        200               1,428
Full House Resorts, Inc. (a)                                          3,662              11,499
Gaming Partners International Corp.                                   1,400               8,274
Gaylord Entertainment Co. (a)                                         4,030             122,915
Great Wolf Resorts, Inc. (a)                                          4,000               7,600
Hawaiian Holdings, Inc. (a)                                           6,302              37,749
Hertz Global Holdings, Inc. (a)                                      23,399             247,795
Hyatt Hotels Corp. (a)                                                5,100             190,689
International Speedway Corp., Class A                                 3,200              78,080
Interval Leisure Group, Inc. (a)                                      4,506              60,696
Isle of Capri Casinos, Inc. (a)                                       2,900              20,764
Jack in the Box, Inc. (a)                                             6,200             132,928
JetBlue Airways Corp. (a)                                            35,175             235,321
Krispy Kreme Doughnuts, Inc. (a)                                      6,400              29,312
Landry's Restaurants, Inc. (a)                                        1,200              29,388
Las Vegas Sands Corp. (a)                                            56,225           1,959,441
Life Time Fitness, Inc. (a)                                           5,611             221,466
Live Nation, Inc. (a)                                                17,191             169,847
Luby's, Inc. (a)                                                      1,700               8,194
MAXXAM, Inc. (a)                                                          3               8,175
MGM Resorts International (a)(b)                                     32,031             361,310
MTR Gaming Group, Inc. (a)                                            4,068               7,282
Madison Square Garden, Inc. (a)                                       8,800             185,504
Marcus Corp.                                                          1,500              17,775
McCormick & Schmick's Seafood Restaurants, Inc. (a)                   1,700              13,226
Monarch Casino & Resort, Inc. (a)                                     1,900              21,299
Morgans Hotel Group Co. (a)                                           3,800              27,816
Multimedia Games, Inc. (a)                                            1,900               7,030
O'Charleys, Inc. (a)                                                  2,105              15,135
Orbitz Worldwide, Inc. (a)                                            4,800              30,240
Orient Express Hotels Ltd., Class A (a)                              12,400             138,260
P.F. Chang's China Bistro, Inc.                                       3,495             161,469
Panera Bread Co., Class A (a)                                         4,300             381,023
Papa John's International, Inc. (a)                                   2,900              76,502
Peet's Coffee & Tea, Inc. (a)                                         2,400              82,152
Penn National Gaming, Inc. (a)                                        9,700             287,217
Pinnacle Airlines Corp. (a)                                           4,300              23,349
Pinnacle Entertainment, Inc. (a)                                      6,600              73,590
Premier Exhibitions, Inc. (a)                                         7,136              12,345
Reading International, Inc., Class A (a)                              4,117              18,650
Red Lion Hotels Corp. (a)                                             1,792              13,333
Red Robin Gourmet Burgers, Inc. (a)                                   3,014              59,105
Regal Entertainment Group, Series A                                  12,000             157,440
Republic Airways Holdings, Inc. (a)                                   7,300              60,444
Rick's Cabaret International, Inc. (a)                                2,300              16,744
Royal Caribbean Cruises Ltd. (a)                                     18,594             586,269
Ruby Tuesday, Inc. (a)                                                6,791              80,609
Ruth's Hospitality Group, Inc. (a)                                    7,209              28,908
Scientific Games Corp., Class A (a)                                   8,700              84,390
Shuffle Master, Inc. (a)                                              9,143              76,893
Silverleaf Resorts, Inc. (a)                                          7,123               7,408
Six Flags Entertainment Corp. (a)                                     3,618             159,047
SkyWest, Inc.                                                         6,000              83,760
Sonic Corp. (a)                                                       6,737              54,435
Speedway Motorsports, Inc.                                            1,500              23,520
Steiner Leisure Ltd. (a)                                              1,600              60,960
Texas Roadhouse, Inc., Class A (a)                                    8,800             123,728
Town Sports International Holdings, Inc. (a)                          3,490               9,563
Travelzoo, Inc. (a)                                                   1,100              28,336
UAL Corp. (a)(b)                                                     21,640             511,353
US Airways Group, Inc. (a)                                           20,775             192,169
VCG Holding Corp. (a)                                                 3,341               6,147
Vail Resorts, Inc. (a)                                                5,558             208,536
Vanguard Airlines, Inc. (a)                                             200                   -
WMS Industries, Inc. (a)                                              7,200             274,104
Wendys                                                               45,600             206,568
World Wrestling Entertainment, Inc.                                   5,100              70,941
                                                                                   ------------
                                                                                     14,700,193
-----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 97.7%                                                         319,512,260
-----------------------------------------------------------------------------------------------

===============================================================================================

                                                                    BENEFICIAL
                                                                     INTEREST
OTHER INTERESTS (E)                                                    (000)
-----------------------------------------------------------------------------------------------
CHEMICALS - 0.0%
Eden Bioscience Liquidating Trust                                     -(f)                  380
-----------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING - 0.0%
Soft Branos Inc.                                                      -(f)                    2
-----------------------------------------------------------------------------------------------
TOTAL OTHER INTERESTS - 0.0%                                                                382
-----------------------------------------------------------------------------------------------

===============================================================================================
-----------------------------------------------------------------------------------------------
RIGHTS                                                              SHARES
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
H3 Contingent Value (Expires 12/24/12)                               2,600                    -
Merk Contingent Value (No Expiration Date)                           2,600                    -
                                                                                   ------------
                                                                                              -
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
Avigen, Inc. Contingent Value (Expires 7/21/11)                      1,000                   40

--------------------------------------------------------------------------------
26                 QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

RIGHTS                                                               SHARES            VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONCLUDED)
Ligand Pharmaceuticals, Inc. (Expires 12/31/11)                       4,000        $          -
                                                                                   ------------
                                                                                             40
-----------------------------------------------------------------------------------------------
TOTAL RIGHTS - 0.0%                                                                          40
===============================================================================================

===============================================================================================

WARRANTS (G)
-----------------------------------------------------------------------------------------------
ALTERNATIVE ENERGY - 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (h)                           30                   -
-----------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS - 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14)                         249                  82
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
Lantronix, Inc. (Expires 2/09/11)                                         2                   -
-----------------------------------------------------------------------------------------------
TOTAL WARRANTS - 0.0%                                                                        82
-----------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS (COST - $292,277,862) - 97.7%                           319,512,764
===============================================================================================

===============================================================================================

SHORT-TERM SECURITIES                                                SHARES            VALUE
-----------------------------------------------------------------------------------------------
BlackRock Liquidity Funds, TempCash,
  Institutional Class, 0.25%, 12/31/99 (d)(i)                     7,824,967           7,824,967
-----------------------------------------------------------------------------------------------

                                                                 BENEFICIAL
                                                                 INTEREST
                                                                 (000)
-----------------------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC
  Money Market Series, 0.22% (d)(i)(j)                           $   10,684          10,684,398
-----------------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES (COST - $18,509,365) - 5.6%                              18,509,365
===============================================================================================
TOTAL INVESTMENTS (COST - $310,787,227*) - 103.3%                                   338,022,129
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%                                      (10,900,698)
                                                                                   ------------
NET ASSETS - 100.0%                                                                $327,121,431
                                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost ............................                                        $313,978,716
                                                                                   ============
Gross unrealized appreciation .............                                        $ 66,400,263
Gross unrealized depreciation .............                                         (42,356,850)
                                                                                   ------------
Net unrealized appreciation ...............                                        $ 24,043,413
                                                                                   ============

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

--------------------------------------------------------------------------------
            QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010      27

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES

(d) Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
    ----------------------------------------------------------------------------

                                  SHARES/                                            SHARES/
                                BENEFICIAL          SHARES/        SHARES/         BENEFICIAL
                             INTEREST HELD AT     BENEFICIAL     BENEFICIAL     INTEREST HELD AT       VALUE AT
                               DECEMBER 31,        INTEREST       INTEREST        SEPTEMBER 30,      SEPTEMBER 30,
                                   2009           PURCHASED         SOLD              2010                2010              INCOME
----------------------------------------------------------------------------------------------------------------------------------
BlackRock, Inc.                         5,200            668             --                5,868       $   999,027      $   16,500
BlackRock Liquidity
  Funds, TempCash,
  Institutional Class               9,511,703             --     (1,686,736)(1)        7,824,967       $ 7,824,967      $   16,161
BlackRock Liquidity
  Series, LLC Money
  Market Series                   $13,887,630             --    $(3,203,232)(1)      $10,684,398       $10,684,398      $  116,881
PennyMac Mortgage
  Investment Trust                      1,950             --             --                1,950       $    34,885      $      683
----------------------------------------------------------------------------------------------------------------------------------

 1  Represents net shares/ beneficial interest sold.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f) Amount is less than $1,000.
(g) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(h) Restricted security as to resale, representing 0.0% of net assets, was as follows:

----------------------------------------------------------------------------
ISSUE                            ACQUISITION DATES      COST        VALUE
----------------------------------------------------------------------------
GreenHunter Energy, Inc.         4/18/08 - 5/16/08        -           -
----------------------------------------------------------------------------

(i) Represents the current yield as of report date.
(j) Security was purchased with the cash collateral from loaned securities.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of September 30, 2010 were as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                                      NOTIONAL        UNREALIZED
CONTRACTS              ISSUE                  EXCHANGE          EXPIRATION DATE         VALUE        APPRECIATION
-----------------------------------------------------------------------------------------------------------------
       72     Russell 2000 ICE EMINI     Chicago Mercantile      December 2010      $  4,591,749      $  264,651
       39     S&P 400 Midcap EMINI       Chicago Mercantile      December 2010      $  2,998,796      $  121,594
-----------------------------------------------------------------------------------------------------------------
    Total                                                                                             $  386,245
                                                                                                     ============

--------------------------------------------------------------------------------
            QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010      28

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

    o Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

    o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    o Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Series' most recent semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Series' investments and derivatives:

-------------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                     LEVEL 1          LEVEL 2        LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in Securities:
  Long-Term Investments:
    Common Stocks:
    Aerospace & Defense ......................    $  3,906,892              -              -     $  3,906,892
    Alternative Energy .......................         571,374              -              -          571,374
    Automobiles & Parts ......................       4,243,401              -              -        4,243,401
    Banks ....................................      16,052,141              -              -       16,052,141
    Beverages ................................         824,189              -              -          824,189
    Chemicals ................................       8,572,401              -              -        8,572,401
    Construction & Materials .................       6,967,167              -              -        6,967,167
    Electricity ..............................       6,510,980              -              -        6,510,980
    Electronic & Electrical Equipment ........      11,627,194          $ 248              -       11,627,442
    Financial Services .......................      10,183,834              -              -       10,183,834
    Fixed Line Telecommunications ............       2,271,334              -              -        2,271,334
    Food & Drug Retailers ....................       1,598,955              -              -        1,598,955
    Food Producers ...........................       6,661,044              -              -        6,661,044
    Forestry & Paper .........................         929,661              -              -          929,661
    Gas, Water & Multi-Utilities .............       5,208,753              -              -        5,208,753
    General Industrials ......................       3,874,303              -              -        3,874,303
    General Retailers ........................      17,516,226              -              -       17,516,226
    Health Care Equipment & Services .........      18,825,046              -              -       18,825,046
    Household Goods & Home Construction ......       6,240,896              -              -        6,240,896
    Industrial Engineering ...................      11,393,713              -              -       11,393,713

--------------------------------------------------------------------------------
            QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010      29

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES

-------------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                     LEVEL 1           LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in Securities:
  Long-Term Investments:
    Common Stocks:
    Industrial Metals & Mining ...............    $  3,121,978                 -           -    $   3,121,978
    Industrial Transportation ................       4,989,007                 -           -        4,989,007
    Leisure Goods ............................       2,816,869                 -           -        2,816,869
    Life Insurance ...........................       1,478,434                 -           -        1,478,434
    Machinery:
    Agricultural .............................       6,775,282       $       340           -        6,775,622
    Media ....................................      10,158,846                 -           -       10,158,846
    Mining ...................................       4,037,909                 -           -        4,037,909
    Mobile Telecommunications ................       3,850,270                 -           -        3,850,270
    Nonlife Insurance ........................      12,806,921                 -           -       12,806,921
    Oil & Gas Producers ......................      12,822,294                 -           -       12,822,294
    Personal Goods ...........................       4,853,217                 -           -        4,853,217
    Pharmaceuticals & Biotechnology ..........      15,000,728                 -     $     1       15,000,729
    Real Estate Investment & Services ........       1,869,093                 -           -        1,869,093
    Real Estate Investment Trusts (REITs) ....      23,358,894                 -           -       23,358,894
    Software & Computer Services .............      16,214,763                 -           -       16,214,763
    Support Services .........................      13,662,672                 -           -       13,662,672
    Technology Hardware & Equipment ..........      22,522,263                 -           -       22,522,263
    Tobacco ..................................         492,534                 -           -          492,534
    Travel & Leisure .........................      14,692,018                 -       8,175       14,700,193
    Other Interests:
    Chemicals ................................               -                 -         380              380
    Industrial Engineering ...................               -                 -           2                2
    Rights:
    Pharmaceuticals & Biotechnology ..........               -                 -          40               40
    Warrants:
    Automobiles & Parts  .....................              82                 -           -               82
    Short-Term Securities:                           7,824,967       $10,684,398           -       18,509,365
-------------------------------------------------------------------------------------------------------------
TOTAL                                             $327,328,545       $10,684,986     $ 8,598    $ 338,022,129
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
30                 QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010

================================================================================

SCHEDULE OF INVESTMENTS (Concluded)          MASTER EXTENDED MARKET INDEX SERIES

                                                              DERIVATIVE FINANCIAL INSTRUMENTS(1)
-------------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                     LEVEL 1           LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
ASSETS:
  Equity contracts ...........................    $  386,245                --            --       $  386,245
-------------------------------------------------------------------------------------------------------------

(1) Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

--------------------------------------------------------------------
                                                   PHARMACEUTICALS
                                                   & BIOTECHNOLOGY
--------------------------------------------------------------------
ASSETS:
Balance, as of December 31, 2009 .............           $  41
Accrued discounts/premiums                                  --
Net realized gain (loss) .....................              --
Net change in unrealized
  appreciation/depreciation(2)                              --
Purchases ....................................              --
Sales ........................................              --
Transfers in(3) ..............................              --
Transfers out(3) .............................              --
--------------------------------------------------------------------
BALANCE, AS OF SEPTEMBER 30, 2010 ............           $  41
--------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                     TRAVEL &                        INDUSTRIAL
                                                     LEISURE         CHEMICALS       ENGINEERING       TOTAL
--------------------------------------------------------------------------------------------------------------
ASSETS:
Balance, as of December 31, 2009 .............             --         $  380            $   2         $    423
Accrued discounts/premiums                                 --             --               --               --
Net realized gain (loss) .....................             --             --               --               --
Net change in unrealized
  appreciation/depreciation(2)                             --             --               --               --
Purchases ....................................             --             --               --               --
Sales ........................................             --             --               --               --
Transfers in(3) ..............................       $  8,175             --               --            8,175
Transfers out(3) .............................             --             --               --               --
--------------------------------------------------------------------------------------------------------------
BALANCE, AS OF SEPTEMBER 30, 2010 ............       $  8,175         $  380            $   2         $  8,598
--------------------------------------------------------------------------------------------------------------

 2 The change in the unrealized appreciation/depreciation on the securities still held on September 30, 2010 was $0.
 3 The Series' policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

--------------------------------------------------------------------------------
            QUANTITATIVE MASTER SERIES LLC      SEPTEMBER 30, 2010      31





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/29/10
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/29/10
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/29/10
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.